                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                              Financial Statements

                          Year ended December 31, 2000

                  (With Independent Auditors' Report Thereon)

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               Table of Contents

                               December 31, 2000

                                                                            Page
                                                                            ----
Independent Auditors' Report...............................................  F-1
Statements of Assets and Liabilities.......................................  F-2
Statements of Operations...................................................  F-9
Statements of Changes in Net Assets........................................ F-20
Notes to Financial Statements.............................................. F-41

                         Independent Auditors' Report

Policyholders
GE Life & Annuity Separate Account III
 and
The Board of Directors
GE Life and Annuity Assurance Company:

  We have audited the accompanying statements of assets and liabilities of GE Life & Annuity Separate Account III (the Account) (comprising the GE Investments Funds, Inc.--S&P 500 Index, Money Market, Total Return, International Equity, Real Estate Securities, Global Income, Mid-Cap Value Equity, Income, U.S. Equity, and Premier Growth Equity Funds; the Oppenheimer Variable Account Funds--Bond, Capital Appreciation, Aggressive Growth, High Income, and Multiple Strategies Funds/VA; the Variable Insurance Products Fund--Equity-Income, Growth, and Overseas Portfolios; the Variable Insurance Products Fund II--Asset Manager and Contrafund Portfolios; the Variable Insurance Products Fund III--Growth & Income and Growth Opportunities Portfolios; the Federated Insurance Series--American Leaders, High Income Bond and Utility Funds II; the Alger American Fund--Small Capitalization and LargeCap Growth Portfolios; the PBHG Insurance Series Fund, Inc.--PBHG Large Cap Growth and PBHG Growth II Portfolios; the Janus Aspen Series--Aggressive Growth, Growth, Worldwide Growth, Balanced, Flexible Income, International Growth and Capital Appreciation Portfolios; the Janus Aspen Series--Service Shares--Global Life Sciences and Global Technology Portfolios; the Goldman Sachs Variable Insurance Trust--Growth and Income, and Mid Cap Value Funds; and the Salomon Brothers Variable Series Fund Inc.--Investors and Total Return Funds) as of December 31, 2000 and the related statements of operations and changes in net assets for the aforementioned funds and the Salomon Brothers Variable Series Fund Inc.--Strategic Bond Fund of GE Life & Annuity Separate Account III for each of the years or lesser periods in the three-year period ended December 31, 2000. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting GE Life & Annuity Separate Account III as of
December 31, 2000 and the results of their operations and changes in their net assets for each of the years or lesser periods in the three-year period ended December 31, 2000 in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

Richmond, Virginia
February 16, 2001

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                      Statements of Assets and Liabilities

                               December 31, 2000

                                         GE Investments Funds, Inc.
                          --------------------------------------------------------
                                                                           Real
                           S&P 500     Money      Total   International   Estate
                            Index      Market    Return      Equity     Securities
                             Fund       Fund      Fund        Fund         Fund
                          ---------- ---------- --------- ------------- ----------
Assets
Investments in GE
 Investments Funds,
 Inc., at fair value
 (note 2):
  S&P 500 Index Fund
   (292,191 shares; cost
   -- $7,300,516).......  $7,220,045        --        --         --           --
  Money Market Fund
   (11,575,846 shares;
   cost --
   $11,575,846).........         --  11,575,846       --         --           --
  Total Return Fund
   (113,142 shares;
   cost -- $1,637,647)..         --         --  1,754,836        --           --
  International Equity
   Fund (33,335 shares;
   cost -- $451,079)....         --         --        --     353,680          --
  Real Estate Securities
   Fund (50,207 shares;
   cost -- $691,976)....         --         --        --         --       693,857
Receivable from
 affiliate..............         --         --        210        --           --
Receivable for units
 sold...................         --      15,098       250        --     2,726,422
                          ---------- ---------- ---------    -------    ---------
    Total assets........   7,220,045 11,590,944 1,755,296    353,680    3,420,279
                          ---------- ---------- ---------    -------    ---------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..       5,877    654,728       564     21,329        6,201
Payable for units
 withdrawn..............         --         --        --         --           --
                          ---------- ---------- ---------    -------    ---------
    Total liabilities...       5,877    654,728       564     21,329        6,201
                          ---------- ---------- ---------    -------    ---------
Net assets attributable
 to variable life
 policyholders..........  $7,214,168 10,936,216 1,754,732    332,351    3,414,078
                          ========== ========== =========    =======    =========
Outstanding units.......     156,557    642,929    50,554     20,720      177,355
                          ========== ========== =========    =======    =========
Net asset value per
 unit...................  $    46.08      17.01     34.71      16.04        19.25
                          ========== ========== =========    =======    =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 2000

                                  GE Investments Funds, Inc. (continued)
                          ------------------------------------------------------
                           Global     Mid-Cap               U.S.      Premier
                           Income   Value Equity  Income   Equity  Growth Equity
                            Fund        Fund       Fund     Fund       Fund
                          --------- ------------ --------- ------- -------------
Assets
Investments in GE
 Investments Funds,
 Inc., at fair value
 (note 2):
  Global Income Fund
   (67,957 shares;
   cost --  $640,712)...  $ 646,270       --           --      --         --
  Mid-Cap Value Equity
   Fund (48,342 shares;
   cost -- $736,999)....        --    788,451          --      --         --
  Income Fund (105,975
   shares; cost --
    $1,277,978).........        --        --     1,270,642     --         --
  U.S. Equity Fund
   (4,173 shares;
   cost --  $155,660)...        --        --           --  148,399        --
  Premier Growth Equity
   Fund (7,996 shares;
   cost --  $649,459)...        --        --           --      --     629,141
Receivable from
 affiliate..............      1,053       --           --      --          35
Receivable for units
 sold...................        --      9,477          --      --         --
                          ---------   -------    --------- -------    -------
    Total assets........    647,323   797,928    1,270,642 148,399    629,176
                          ---------   -------    --------- -------    -------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..        208     1,328        1,109   1,310        202
Payable for units
 withdrawn..............        --        --           --      --         --
                          ---------   -------    --------- -------    -------
    Total liabilities...        208     1,328        1,109   1,310        202
                          ---------   -------    --------- -------    -------
Net assets attributable
 to variable life
 policyholders..........  $ 647,115   796,600    1,269,533 147,089    628,974
                          =========   =======    ========= =======    =======
Outstanding units.......     63,072    46,530      111,952  11,900     57,231
                          =========   =======    ========= =======    =======
Net asset value per
 unit...................  $   10.26     17.12        11.34   12.36      10.99
                          =========   =======    ========= =======    =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 2000

                                    Oppenheimer Variable Account Funds
                          -------------------------------------------------------
                                       Capital    Aggressive   High     Multiple
                             Bond    Appreciation   Growth    Income   Strategies
                           Fund/VA     Fund/VA     Fund/VA    Fund/VA   Fund/VA
                          ---------- ------------ ---------- --------- ----------
Assets
Investments in
 Oppenheimer Variable
 Account Funds, at fair
 value (note 2):
  Bond Fund/VA (175,057
   shares; cost --
    $2,005,217).........  $1,969,388        --          --         --        --
  Capital Appreciation
   Fund/VA
   (104,048 shares; cost
   -- $4,966,285)                --   4,851,764         --         --        --
  Aggressive Growth
   Fund/VA
   (114,747 shares; cost
   -- $7,362,815).......         --         --    8,120,652        --        --
  High Income Fund/VA
   (362,207 shares; cost
   -- $3,838,317).......         --         --          --   3,357,662       --
  Multiple Strategies
   Fund/VA
   (186,112 shares; cost
   -- $3,043,517).......         --         --          --         --  3,080,153
Receivable from
 affiliate..............         385        --          505        997       --
Receivable for units
 sold...................         --         --          --         102       352
                          ----------  ---------   ---------  --------- ---------
    Total assets........   1,969,773  4,851,764   8,121,157  3,358,761 3,080,505
                          ----------  ---------   ---------  --------- ---------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..         633     11,411       2,580      1,082     1,134
Payable for units
 withdrawn..............         --         --            2        --        --
                          ----------  ---------   ---------  --------- ---------
    Total liabilities...         633     11,411       2,582      1,082     1,134
                          ----------  ---------   ---------  --------- ---------
Net assets attributable
 to variable life
 policyholders..........  $1,969,140  4,840,353   8,118,575  3,357,679 3,079,371
                          ==========  =========   =========  ========= =========
Outstanding units.......      83,544     94,244     138,684    107,549    96,714
                          ==========  =========   =========  ========= =========
Net asset value per
 unit...................  $    23.57      51.36       58.54      31.22     31.84
                          ==========  =========   =========  ========= =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 2000

                                 Variable Insurance         Variable Insurance    Variable Insurance
                                   Products Fund             Products Fund II      Products Fund III
                          -------------------------------- -------------------- -----------------------
                            Equity-                          Asset              Growth &     Growth
                            Income      Growth   Overseas   Manager  Contrafund  Income   Opportunities
                           Portfolio  Portfolio  Portfolio Portfolio Portfolio  Portfolio   Portfolio
                          ----------- ---------- --------- --------- ---------- --------- -------------
Assets
Investments in Variable
 Insurance Products
 Fund, at fair value
 (note 2):
 Equity-Income
  Portfolio
  (523,880 shares;
  cost --
   $11,827,044).........  $13,369,413        --        --        --        --         --         --
 Growth Portfolio
  (304,746 shares;
  cost --
   $13,891,358).........          --  13,302,154       --        --        --         --         --
 Overseas Portfolio
  (177,369 shares;
  cost --
   $4,029,417)..........          --         --  3,545,599       --        --         --         --
Investments in Variable
 Insurance Products Fund
 II, at fair value
 (note 2):
 Asset Manager
  Portfolio
  (423,429 shares;
  cost --
   $6,595,766)..........          --         --        --  6,774,862       --         --         --
 Contrafund Portfolio
  (392,265 shares;
  cost --
   $9,051,450)..........          --         --        --        --  9,312,365        --         --
Investments in Variable
 Insurance Products Fund
 III, at fair value
 (note 2):
 Growth & Income
  Portfolio (69,743
  shares; cost --
   $1,140,557)..........          --         --        --        --        --   1,064,279        --
 Growth Opportunities
  Portfolio (28,654
  shares; cost --
   $599,389)............          --         --        --        --        --         --     508,316
Receivable from
 affiliate..............        2,604        --        --        --        --         --         --
Receivable for units
 sold...................          --         --        --        352       --         --         --
                          ----------- ---------- --------- --------- ---------  ---------    -------
   Total assets.........   13,372,017 13,302,154 3,545,599 6,775,214 9,312,365  1,064,279    508,316
                          ----------- ---------- --------- --------- ---------  ---------    -------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..        4,303      9,968    33,756    22,935     7,105      1,142        938
Payable for units
 withdrawn..............          --         --     15,006       --        --         --         --
                          ----------- ---------- --------- --------- ---------  ---------    -------
   Total liabilities....        4,303      9,968    48,762    22,935     7,105      1,142        938
                          ----------- ---------- --------- --------- ---------  ---------    -------
Net assets attributable
 to variable life
 policyholders..........  $13,367,714 13,292,186 3,496,837 6,752,279 9,305,260  1,063,137    507,378
                          =========== ========== ========= ========= =========  =========    =======
Outstanding units.......      329,823    241,588   149,182   236,011   314,792     65,545     39,857
                          =========== ========== ========= ========= =========  =========    =======
Net asset value per
 unit...................  $     40.53      55.02     23.44     28.61     29.56      16.22      12.73
                          =========== ========== ========= ========= =========  =========    =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 2000

                                                                                  PBHG Insurance
                           Federated Insurance Series    Alger American Fund     Series Fund, Inc.
                          ---------------------------- ------------------------ -------------------
                                                                                  PBHG
                          American High Income             Small      LargeCap  Large Cap   PBHG
                          Leaders     Bond     Utility Capitalization  Growth    Growth   Growth II
                          Fund II    Fund II   Fund II   Portfolio    Portfolio Portfolio Portfolio
                          -------- ----------- ------- -------------- --------- --------- ---------
Assets
Investments in Federated
 Insurance Series, at
 fair value (note 2):
 American Leaders Fund
  II (36,073 shares;
  cost -- $710,408).....  $740,224       --        --          --           --       --         --
 High Income Bond Fund
  II (72,440 shares;
  cost -- $690,621).....       --    612,845       --          --           --       --         --
 Utility Fund II
  (31,277 shares;
  cost -- $420,679).....       --        --    389,092         --           --       --         --
Investments in Alger
 American Fund, at fair
 value (note 2):
 Small Capitalization
  Portfolio (95,325
  shares; cost --
   $3,306,813)..........       --        --        --    2,239,190          --       --         --
 LargeCap Growth
  Portfolio (94,157
  shares; cost --
   $5,069,610)..........       --        --        --          --     4,450,814      --         --
Investments in PBHG
 Insurance Series Fund,
 Inc., at fair value
 (note 2):
 PBHG Large Cap Growth
  Portfolio (22,516
  shares; cost --
  $712,624).............       --        --        --          --           --   626,155        --
 PBHG Growth II
  Portfolio (173,164
  shares; cost --
   $3,321,568)..........       --        --        --          --           --       --   3,269,333
Receivable from
 affiliate..............       --         61       --          --           340      --         --
Receivable for units
 sold...................       --        --        --          --           250      --         --
                          --------   -------   -------   ---------    ---------  -------  ---------
   Total assets.........   740,224   612,906   389,092   2,239,190    4,451,404  626,155  3,269,333
                          --------   -------   -------   ---------    ---------  -------  ---------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..     1,008       197       934       1,402        1,434   27,278      2,176
Payable for units
 withdrawn..............       --         29       --          --           --         1  2,726,521
                          --------   -------   -------   ---------    ---------  -------  ---------
   Total liabilities....     1,008       226       934       1,402        1,434   27,279  2,728,697
                          --------   -------   -------   ---------    ---------  -------  ---------
Net assets attributable
 to variable life
 policyholders..........  $739,216   612,680   388,158   2,237,788    4,449,970  598,876    540,636
                          ========   =======   =======   =========    =========  =======  =========
Outstanding units.......    41,436    44,301    22,766     181,934      204,973   24,995     29,527
                          ========   =======   =======   =========    =========  =======  =========
Net asset value per
 unit...................  $  17.84     13.83     17.05       12.30        21.71    23.96      18.31
                          ========   =======   =======   =========    =========  =======  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 2000

                                                                                                   Janus Aspen Series --
                                                  Janus Aspen Series                                   Service Shares
                    ------------------------------------------------------------------------------ -----------------------
                                                                                                     Global
                    Aggressive           Worldwide            Flexible  International   Capital       Life       Global
                      Growth    Growth     Growth   Balanced   Income      Growth     Appreciation  Sciences   Technology
                    Portfolio  Portfolio Portfolio  Portfolio Portfolio   Portfolio    Portfolio   Portfolio    Portfolio
                    ---------- --------- ---------- --------- --------- ------------- ------------ ----------  -----------
Assets
Investments in
 Janus Aspen
 Series, at fair
 value (note 2):
 Aggressive Growth
  Portfolio
  (158,492 shares;
  cost --
  $8,287,006).....  $5,753,243       --         --        --       --           --           --            --          --
 Growth Portfolio
  (320,742 shares;
  cost --
  $8,438,288).....         --  8,493,252        --        --       --           --           --            --          --
 Worldwide Growth
  Portfolio
  (395,652 shares;
  cost --
   $15,702,506)...         --        --  14,631,221       --       --           --           --            --          --
 Balanced
  Portfolio
  (281,540 shares;
  cost --
  $5,969,677).....         --        --         --  6,844,241      --           --           --            --          --
 Flexible Income
  Portfolio
  (21,903 shares;
  cost --
   $254,374)......         --        --         --        --   251,008          --           --            --          --
 International
  Growth Portfolio
  (96,277 shares;
  cost --
   $3,326,098)....         --        --         --        --       --     2,974,968          --            --          --
 Capital
  Appreciation
  Portfolio
  (98,470 shares;
  cost --
   $2,923,895)....         --        --         --        --       --           --     2,638,016           --          --
Investments in
 Janus Aspen
 Series--Service
 Shares, at fair
 value (note 2):
 Global Life
  Sciences
  Portfolio
  (16,101 shares;
  cost --
   $141,621)......         --        --         --        --       --           --           --        149,896         --
 Global Technology
  Portfolio
  (26,266 shares;
  cost --
   $214,300)......         --        --         --        --       --           --           --            --      172,042
Receivable from
 affiliate........         --      1,275      4,104       799      --           --           --            --          --
Receivable for
 units sold.......         --        102        --        250      --           --           --          4,643         --
                    ---------- --------- ---------- ---------  -------    ---------    ---------    ----------  ----------
  Total assets....   5,753,243 8,494,629 14,635,325 6,845,290  251,008    2,974,968    2,638,016       154,539     172,042
                    ---------- --------- ---------- ---------  -------    ---------    ---------    ----------  ----------
Liabilities
Accrued expenses
 payable to
 affiliate
 (note 3).........       9,654     2,732      4,703     2,190      667        1,841        3,460            48          67
Payable for units
 withdrawn........      18,954       --         148       --       --           --         9,771           --          --
                    ---------- --------- ---------- ---------  -------    ---------    ---------    ----------  ----------
  Total
   liabilities....      28,608     2,732      4,851     2,190      667        1,841       13,231            48          67
                    ---------- --------- ---------- ---------  -------    ---------    ---------    ----------  ----------
Net assets
 attributable to
 variable life
 policyholders....  $5,724,635 8,491,897 14,630,474 6,843,100  250,341    2,973,127    2,624,785       154,491     171,975
                    ========== ========= ========== =========  =======    =========    =========    ==========  ==========
Outstanding
 units............     170,224   298,590    455,636   291,320   17,717      126,033      100,876        13,504      25,253
                    ========== ========= ========== =========  =======    =========    =========    ==========  ==========
Net asset value
 per unit.........  $    33.63     28.44      32.11     23.49    14.13        23.59        26.02         11.44        6.81
                    ========== ========= ========== =========  =======    =========    =========    ==========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 2000

                                               Goldman Sachs  Salomon Brothers
                                                 Variable     Variable Series
                                              Insurance Trust    Fund Inc.
                                              --------------- ----------------
                                              Growth
                                                and   Mid Cap           Total
                                              Income   Value  Investors Return
                                               Fund    Fund     Fund     Fund
                                              ------- ------- --------- ------
Assets
Investments in Goldman Sachs Variable
 Insurance Trust, at fair value (note 2):
  Growth and Income Fund (3,933 shares; cost
   -- $44,207)............................... $40,668     --       --     --
  Mid Cap Value Fund (60,271 shares; cost --
   $568,964).................................     --  643,086      --     --
Investments in Salomon Brothers Variable
 Series Fund Inc., at fair value (note 2):
  Investors Fund (15,874 shares; cost --
   $214,810).................................     --      --   215,724    --
  Total Return Fund (885 shares; cost --
   $9,521)...................................     --      --       --   9,464
Receivable from affiliate....................       6     --       --       1
Receivable for units sold....................     --   14,703      --     --
                                              ------- -------  -------  -----
  Total assets...............................  40,674 657,789  215,724  9,465
                                              ------- -------  -------  -----
Liabilities
Accrued expenses payable to affiliate
 (note 3)....................................      13     298       68      3
Payable for units withdrawn..................     --      --       --     --
                                              ------- -------  -------  -----
 Total liabilities...........................      13     298       68      3
                                              ------- -------  -------  -----
Net assets attributable to variable life
 policyholders............................... $40,661 657,491  215,656  9,462
                                              ======= =======  =======  =====
Outstanding units............................   4,690  60,710   14,169    837
                                              ======= =======  =======  =====
Net asset value per unit..................... $  8.67   10.83    15.22  11.30
                                              ======= =======  =======  =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                            Statements of Operations

                                                                 GE Investments Funds, Inc.
                                                  --------------------------------------------------------------
                                                        S&P 500 Index Fund               Money Market Fund
                                                  ---------------------------------  ---------------------------
                                                                   Year ended December 31,
                                                  --------------------------------------------------------------
                                                     2000        1999       1998       2000      1999     1998
                                                  -----------  ---------  ---------  ---------  -------  -------
Investment income:
  Income -- Ordinary dividends..................  $    61,432     57,860     50,925    829,898  666,017  667,640
  Expenses -- Mortality and expense risk
   charges and administrative expenses (note 3)..     104,416     97,457     62,371    170,217  173,939  165,220
                                                  -----------  ---------  ---------  ---------  -------  -------
Net investment income (expense).................      (42,984)   (39,597)   (11,446)   659,681  492,078  502,420
                                                  -----------  ---------  ---------  ---------  -------  -------
Net realized and unrealized gain (loss) on
 investments:
  Net realized gain (loss)......................      253,088    547,538    398,018        --       --    (2,104)
  Unrealized appreciation (depreciation) on
   investments..................................   (1,256,862)   714,039    497,472        --       --     2,104
  Capital gain distributions....................      140,542     79,903    180,554        --       --       --
                                                  -----------  ---------  ---------  ---------  -------  -------
Net realized and unrealized gain (loss) on
 investments....................................     (863,232) 1,341,480  1,076,044        --       --       --
                                                  -----------  ---------  ---------  ---------  -------  -------
Increase (decrease) in net assets from
 operations.....................................  $  (906,216) 1,301,883  1,064,598    659,681  492,078  502,420
                                                  ===========  =========  =========  =========  =======  =======
                                                           GE Investments Funds, Inc. (continued)
                                                  --------------------------------------------------------------
                                                         Total Return Fund           International Equity Fund
                                                  ---------------------------------  ---------------------------
                                                                   Year ended December 31,
                                                  --------------------------------------------------------------
                                                     2000        1999       1998       2000      1999     1998
                                                  -----------  ---------  ---------  ---------  -------  -------
Investment income:
  Income -- Ordinary dividends..................  $    45,999     36,096     91,033      1,810    1,099   16,301
  Expenses -- Mortality and expense risk
   charges and administrative expenses
   (note 3).....................................       22,745     24,550     22,215      5,509    4,573    4,237
                                                  -----------  ---------  ---------  ---------  -------  -------
Net investment income (expense).................       23,254     11,546     68,818     (3,699)  (3,474)  12,064
                                                  -----------  ---------  ---------  ---------  -------  -------
Net realized and unrealized gain (loss) on
 investments:
  Net realized gain (loss)......................       23,582     34,289      4,509     32,727      166    1,173
  Unrealized appreciation (depreciation) on
   investments..................................      (56,704)   110,595    183,805   (144,443)  72,780    5,854
  Capital gain distributions....................       69,728     42,374        --      52,541   26,382      --
                                                  -----------  ---------  ---------  ---------  -------  -------
Net realized and unrealized gain (loss) on
 investments....................................       36,606    187,258    188,314    (59,175)  99,328    7,027
                                                  -----------  ---------  ---------  ---------  -------  -------
Increase (decrease) in net assets from
 operations.....................................  $    59,860    198,804    257,132    (62,874)  95,854   19,091
                                                  ===========  =========  =========  =========  =======  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                              GE Investments Funds, Inc. (continued)
                         ------------------------------------------------------
                          Real Estate Securities
                                   Fund                 Global Income Fund
                         ---------------------------  -------------------------
                                      Year ended December 31,
                         ------------------------------------------------------
                           2000     1999      1998     2000      1999     1998
                         --------  -------  --------  -------  --------  ------
Investment income:
  Income -- Ordinary
   dividends............ $ 25,173   34,118    28,292       37       376   1,547
  Expenses -- Mortality
   and expense risk
   charges
   and administrative
   expenses (note 3)....    8,353    9,016    11,845      869    10,893     292
                         --------  -------  --------  -------  --------  ------
Net investment income
 (expense)..............   16,820   25,102    16,447     (832)  (10,517)  1,255
                         --------  -------  --------  -------  --------  ------
Net realized and
 unrealized gain (loss)
 on investments:
  Net realized gain
   (loss)...............  (28,508) (51,641)  (76,333) (12,550) (174,205)     11
  Unrealized
   appreciation
   (depreciation) on
   investments..........  209,214   15,871  (155,043)   6,143    (1,207)  1,291
  Capital gain
   distributions........    2,635    1,796    26,116      --         28      64
                         --------  -------  --------  -------  --------  ------
Net realized and
 unrealized gain (loss)
 on investments.........  183,341  (33,974) (205,260)  (6,407) (175,384)  1,366
                         --------  -------  --------  -------  --------  ------
Increase (decrease) in
 net assets from
 operations............. $200,161   (8,872) (188,813)  (7,239) (185,901)  2,621
                         ========  =======  ========  =======  ========  ======
                              GE Investments Funds, Inc. (continued)
                         ------------------------------------------------------
                         Mid-Cap Value Equity Fund          Income Fund
                         ---------------------------  -------------------------
                                      Year ended December 31,
                         ------------------------------------------------------
                           2000     1999      1998     2000      1999     1998
                         --------  -------  --------  -------  --------  ------
Investment income:
  Income -- Ordinary
   dividends............ $  7,134    6,020     2,603   75,443    69,103  69,756
  Expenses -- Mortality
   and expense risk
   charges
   and administrative
   expenses (note 3)....    9,916    9,700     7,471   16,533    18,770  18,068
                         --------  -------  --------  -------  --------  ------
Net investment income
 (expense)..............   (2,782)  (3,680)   (4,868)  58,910    50,333  51,688
                         --------  -------  --------  -------  --------  ------
Net realized and
 unrealized gain (loss)
 on investments:
  Net realized gain
   (loss)...............   12,878   68,899     1,355  (17,374)     (784)  9,720
  Unrealized
   appreciation
   (depreciation) on
   investments..........   22,673   24,230     2,571   68,916   (90,951) 13,245
  Capital gain
   distributions........   26,826      --     12,708      --      2,137  12,310
                         --------  -------  --------  -------  --------  ------
Net realized and
 unrealized gain (loss)
 on investments.........   62,377   93,129    16,634   51,542   (89,598) 35,275
                         --------  -------  --------  -------  --------  ------
Increase (decrease) in
 net assets from
 operations............. $ 59,595   89,449    11,766  110,452   (39,265) 86,963
                         ========  =======  ========  =======  ========  ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                   GE Investments Funds, Inc. (continued)
                         -------------------------------------------------------------
                               U.S. Equity Fund           Premier Growth Equity Fund
                         ------------------------------- -----------------------------
                           Year ended      Period from                  Period from
                          December 31,    May 5, 1998 to  Year ended  June 11, 1999 to
                         ---------------   December 31,  December 31,   December 31,
                           2000    1999        1998          2000           1999
                         --------  -----  -------------- ------------ ----------------
Investment income:
  Income -- Ordinary
   dividends............ $    987    687        90             777            425
  Expenses -- Mortality
   and expense risk
   charges and
   administrative
   expenses (note 3)....    1,718    702        39           7,496          1,970
                         --------  -----       ---         -------         ------
Net investment income
 (expense)..............     (731)   (15)       51          (6,719)        (1,545)
                         --------  -----       ---         -------         ------
Net realized and
 unrealized gain (loss)
 on investments:
  Net realized gain
   (loss)...............    3,147    520        89           6,148            139
  Unrealized
   appreciation
   (depreciation) on
   investments..........  (10,780) 3,276       243         (75,063)        54,745
  Capital gain
   distributions........    6,655  6,179       199          36,757         13,746
                         --------  -----       ---         -------         ------
Net realized and
 unrealized gain (loss)
 on investments.........     (978) 9,975       531         (32,158)        68,630
                         --------  -----       ---         -------         ------
Increase (decrease) in
 net assets from
 operations............. $ (1,709) 9,960       582         (38,877)        67,085
                         ========  =====       ===         =======         ======

                                   Oppenheimer Variable Account Funds
                         ------------------------------------------------------------
                               Bond Fund/VA           Capital Appreciation Fund/VA
                         ---------------------------  -------------------------------
                                         Year ended December 31,
                         ------------------------------------------------------------
                           2000      1999     1998       2000       1999       1998
                         --------  --------  -------  ----------  ---------  --------
Investment income:
  Income -- Ordinary
   dividends............ $108,521    96,549   30,639       6,341     15,085    30,546
  Expenses -- Mortality
   and expense risk
   charges and
   administrative
   expenses (note 3)....   18,468    30,625   44,412      69,352     62,566    56,132
                         --------  --------  -------  ----------  ---------  --------
Net investment income
 (expense)..............   90,053    65,924  (13,773)    (63,011)   (47,481)  (25,586)
                         --------  --------  -------  ----------  ---------  --------
Net realized and
 unrealized gain (loss)
 on investments:
  Net realized gain
   (loss)...............  (58,604)  (61,516) 140,916     858,133    900,975   779,763
  Unrealized
   appreciation
   (depreciation) on
   investments..........   27,471   (84,560) (22,639) (1,219,345)   646,214  (197,508)
  Capital gain
   distributions........      --      9,549   28,282     338,409    173,473   351,282
                         --------  --------  -------  ----------  ---------  --------
Net realized and
 unrealized gain (loss)
 on investments.........  (31,133) (136,527) 146,559     (22,803) 1,720,662   933,537
                         --------  --------  -------  ----------  ---------  --------
Increase (decrease) in
 net assets from
 operations............. $ 58,920   (70,603) 132,786     (85,814) 1,673,181   907,951
                         ========  ========  =======  ==========  =========  ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                                  Oppenheimer Variable Account Funds (continued)
                                            ----------------------------------------------------------------
                                               Aggressive Growth Fund/VA           High Income Fund/VA
                                            ---------------------------------  -----------------------------
                                                              Year ended December 31,
                                            ----------------------------------------------------------------
                                               2000        1999       1998       2000      1999      1998
                                            -----------  ---------  ---------  --------  --------  ---------
Investment income:
  Income -- Ordinary dividends............  $       --         --      16,972   414,296   348,986    120,682
  Expenses -- Mortality and expense
   risk charges and administrative expenses
   (note 3)...............................      141,045     89,368     92,177    51,967    71,383     83,415
                                            -----------  ---------  ---------  --------  --------  ---------
Net investment income (expense)...........     (141,045)   (89,368)   (75,205)  362,329   277,603     37,267
                                            -----------  ---------  ---------  --------  --------  ---------
Net realized and unrealized gain (loss) on
 investments:
  Net realized gain (loss)................    1,507,212  1,178,701  1,139,675  (129,914)  (31,032)  (157,587)
  Unrealized appreciation (depreciation)
   on investments.........................   (3,070,063) 3,216,453   (392,601) (428,737)  (77,143)       402
  Capital gain distributions..............      389,633        --     171,601       --        --     147,500
                                            -----------  ---------  ---------  --------  --------  ---------
Net realized and unrealized gain (loss) on
 investments..............................   (1,173,218) 4,395,154    918,675  (558,651) (108,175)    (9,685)
                                            -----------  ---------  ---------  --------  --------  ---------
Increase (decrease) in net assets from
 operations...............................  $(1,314,263) 4,305,786    843,470  (196,322)  169,428     27,582
                                            ===========  =========  =========  ========  ========  =========
                                             Oppenheimer Variable Account      Variable Insurance Products
                                                   Funds (continued)                      Fund
                                            ---------------------------------  -----------------------------
                                              Multiple Strategies Fund/VA        Equity-Income Portfolio
                                            ---------------------------------  -----------------------------
                                                              Year ended December 31,
                                            ----------------------------------------------------------------
                                               2000        1999       1998       2000      1999      1998
                                            -----------  ---------  ---------  --------  --------  ---------
Investment income:
  Income -- Ordinary dividends............  $   145,756    109,789     29,411   248,784   241,170    221,548
  Expenses -- Mortality and expense risk
   charges and administrative expenses
   (note 3)...............................       41,696     42,535     42,195   174,794   220,388    217,902
                                            -----------  ---------  ---------  --------  --------  ---------
Net investment income (expense)...........      104,060     67,254    (12,784)   73,990    20,782      3,646
                                            -----------  ---------  ---------  --------  --------  ---------
Net realized and unrealized gain (loss) on
 investments:
  Net realized gain (loss)................        7,666     20,609    353,554    78,193   949,231  1,283,354
  Unrealized appreciation (depreciation)
   on investments.........................     (163,508)    68,454   (372,624) (353,707) (762,258)  (494,927)
  Capital gain distributions..............      211,696    157,988    166,660   937,281   536,798    785,489
                                            -----------  ---------  ---------  --------  --------  ---------
Net realized and unrealized gain (loss) on
 investments..............................       55,854    247,051    147,590   661,767   723,771  1,573,916
                                            -----------  ---------  ---------  --------  --------  ---------
Increase (decrease) in net assets from
 operations...............................  $   159,914    314,305    134,806   735,757   744,553  1,577,562
                                            ===========  =========  =========  ========  ========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                 Variable Insurance Products Fund (continued)
                         -----------------------------------------------------------------
                                Growth Portfolio                 Overseas Portfolio
                         ---------------------------------  ------------------------------
                                            Year ended December 31,
                         -----------------------------------------------------------------
                            2000        1999       1998        2000       1999      1998
                         -----------  ---------  ---------  ----------  --------- --------
Investment income:
  Income -- Ordinary
   dividends............ $    16,715     30,736     56,532      65,884     59,843   87,981
  Expenses -- Mortality
   and expense risk
   charges and
   administrative
   expenses (note 3)....     202,033    187,151    156,899      58,692     58,174   62,196
                         -----------  ---------  ---------  ----------  --------- --------
Net investment income
 (expense)..............    (185,318)  (156,415)  (100,367)      7,192      1,669   25,785
                         -----------  ---------  ---------  ----------  --------- --------
Net realized and
 unrealized gain (loss)
 on investments:
  Net realized gain
   (loss)...............     578,678  1,288,523  1,619,202     212,982    694,024 (178,639)
  Unrealized
   appreciation
   (depreciation) on
   investments..........  (3,965,666) 1,712,349    667,154  (1,602,432)   859,657  349,052
  Capital gain
   distributions........   1,663,182  1,506,084  1,356,757     414,893     97,639  263,943
                         -----------  ---------  ---------  ----------  --------- --------
Net realized and
 unrealized gain (loss)
 on investments.........  (1,723,806) 4,506,956  3,643,113    (974,557) 1,651,320  434,356
                         -----------  ---------  ---------  ----------  --------- --------
Increase (decrease) in
 net assets from
 operations............. $(1,909,124) 4,350,541  3,542,746    (967,365) 1,652,989  460,141
                         ===========  =========  =========  ==========  ========= ========

                                     Variable Insurance Products Fund II
                         -----------------------------------------------------------------
                            Asset Manager Portfolio            Contrafund Portfolio
                         -------------------------------  --------------------------------
                                           Year ended December 31,
                         -----------------------------------------------------------------
                            2000       1999      1998        2000       1999       1998
                         -----------  -------  ---------  ----------  ---------  ---------
Investment income:
  Income -- Ordinary
   dividends............ $   274,793  338,815    304,810      39,966     49,344     54,962
  Expenses -- Mortality
   and expense risk
   charges and
   administrative
   expenses (note 3)....     103,273  133,280    131,037     139,621    137,209    110,295
                         -----------  -------  ---------  ----------  ---------  ---------
Net investment income
 (expense)..............     171,520  205,535    173,773     (99,655)   (87,865)   (55,333)
                         -----------  -------  ---------  ----------  ---------  ---------
Net realized and
 unrealized gain (loss)
 on investments:
  Net realized gain
   (loss)...............     298,128  259,916    252,067     393,605    971,552  1,254,204
  Unrealized
   appreciation
   (depreciation) on
   investments..........  (1,507,589)  (9,876)   (67,659) (2,636,860)   885,621    648,485
  Capital gain
   distributions........     647,393  431,219    914,428   1,450,776    361,853    403,057
                         -----------  -------  ---------  ----------  ---------  ---------
Net realized and
 unrealized gain (loss)
 on investments.........    (562,068) 681,259  1,098,836    (792,479) 2,219,026  2,305,746
                         -----------  -------  ---------  ----------  ---------  ---------
Increase (decrease) in
 net assets from
 operations............. $  (390,548) 886,794  1,272,609    (892,134) 2,131,161  2,250,413
                         ===========  =======  =========  ==========  =========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                Variable Insurance Products Fund III
                         -------------------------------------------------------
                                                        Growth Opportunities
                         Growth & Income Portfolio           Portfolio
                         ---------------------------  --------------------------
                                      Year ended December 31,
                         -------------------------------------------------------
                           2000      1999     1998      2000     1999     1998
                         ---------  -------  -------  --------  -------  -------
Investment income:
  Income -- Ordinary
   dividends............ $  15,017    6,549      --     10,736    6,596    4,014
  Expenses -- Mortality
   and expense risk
   charges and
   administrative
   expenses (note 3)....    15,056   22,680   10,395     8,737    9,994    5,891
                         ---------  -------  -------  --------  -------  -------
Net investment income
 (expense)..............       (39) (16,131) (10,395)    1,999   (3,398)  (1,877)
                         ---------  -------  -------  --------  -------  -------
Net realized and
 unrealized gain (loss)
 on investments:
  Net realized gain
   (loss)...............   (41,849) 160,560  100,071   (12,867)  32,368   15,522
  Unrealized
   appreciation
   (depreciation) on
   investments..........  (131,011) (48,360)  91,779  (187,366) (18,063)  75,120
  Capital gain
   distributions........    98,008   13,296    1,681    54,448   12,249   14,232
                         ---------  -------  -------  --------  -------  -------
Net realized and
 unrealized gain (loss)
 on investments.........   (74,852) 125,496  193,531  (145,785)  26,554  104,874
                         ---------  -------  -------  --------  -------  -------
Increase (decrease) in
 net assets from
 operations............. $ (74,891) 109,365  183,136  (143,786)  23,156  102,997
                         =========  =======  =======  ========  =======  =======

                                    Federated Insurance Series
                         -----------------------------------------------------
                            American Leaders
                                 Fund II            High Income Bond Fund II
                         -------------------------  --------------------------
                                     Year ended December 31,
                         -----------------------------------------------------
                           2000     1999     1998     2000     1999     1998
                         --------  -------  ------  --------  -------  -------
Investment income:
  Income -- Ordinary
   dividends............ $  7,773    9,786   2,959    83,925   84,197   48,396
  Expenses -- Mortality
   and expense risk
   charges and
   administrative
   expenses (note 3)....   10,144   14,056  11,035    11,022   17,569   17,967
                         --------  -------  ------  --------  -------  -------
Net investment income
 (expense)..............   (2,371)  (4,270) (8,076)   72,903   66,628   30,429
                         --------  -------  ------  --------  -------  -------
Net realized and
 unrealized gain (loss)
 on investments:
  Net realized gain
   (loss)...............    6,438   19,046  (4,077)  (82,095) (82,162)  85,989
  Unrealized
   appreciation
   (depreciation) on
   investments..........  (19,766) (65,306) 58,884   (72,858)     543  (90,012)
  Capital gain
   distributions........   23,522   98,945  39,312       --     7,321   13,650
                         --------  -------  ------  --------  -------  -------
Net realized and
 unrealized gain (loss)
 on investments.........   10,194   52,685  94,119  (154,953) (74,298)   9,627
                         --------  -------  ------  --------  -------  -------
Increase (decrease) in
 net assets from
 operations............. $  7,823   48,415  86,043   (82,050)  (7,670)  40,056
                         ========  =======  ======  ========  =======  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                           Federated Insurance
                           Series (continued)           Alger American Fund
                         -------------------------  -----------------------------
                                                       Small Capitalization
                             Utility Fund II                 Portfolio
                         -------------------------  -----------------------------
                                       Year ended December 31,
                         --------------------------------------------------------
                           2000     1999     1998      2000      1999      1998
                         --------  -------  ------  ----------  -------  --------
Investment income:
  Income -- Ordinary
   dividends............ $ 12,337   13,222   4,053         --       --        --
  Expenses -- Mortality
   and expense risk
   charges and
   administrative
   expenses (note 3)....    5,496    6,330   6,146      37,231   28,322    21,533
                         --------  -------  ------  ----------  -------  --------
Net investment income
 (expense)..............    6,841    6,892  (2,093)    (37,231) (28,322)  (21,533)
                         --------  -------  ------  ----------  -------  --------
Net realized and
 unrealized gain (loss)
 on investments:
  Net realized gain
   (loss)...............    4,509   10,756  25,956    (261,756) 263,133  (361,335)
  Unrealized
   appreciation
   (depreciation) on
   investments..........  (65,634) (42,270)  8,478  (1,729,123) 286,111   411,856
  Capital gain
   distributions........    8,200   25,666  24,895   1,020,453  250,852   207,517
                         --------  -------  ------  ----------  -------  --------
Net realized and
 unrealized gain (loss)
 on investments.........  (52,925)  (5,848) 59,329    (970,426) 800,096   258,038
                         --------  -------  ------  ----------  -------  --------
Increase (decrease) in
 net assets from
 operations............. $(46,084)   1,044  57,236  (1,007,657) 771,774   236,505
                         ========  =======  ======  ==========  =======  ========

                                                                                            PBHG Insurance
                                                     Alger American Fund (continued)       Series Fund, Inc.
                                                     ---------------------------------  -------------------------
                                                                                         PBHG Large Cap Growth
                                                        LargeCap Growth Portfolio              Portfolio
                                                     ---------------------------------  -------------------------
                                                                     Year ended December 31,
                                                     ------------------------------------------------------------
                                                        2000        1999       1998       2000     1999     1998
                                                     -----------  ---------  ---------  --------  -------  ------
Investment income:
  Income -- Ordinary dividends.....................  $       --       4,197      7,214       --       --      --
  Expenses -- Mortality and expense risk charges
   and administrative expenses (note 3)............       71,997     57,600     31,716     8,329    1,948   1,340
                                                     -----------  ---------  ---------  --------  -------  ------
Net investment income (expense)....................      (71,997)   (53,403)   (24,502)   (8,329)  (1,948) (1,340)
                                                     -----------  ---------  ---------  --------  -------  ------
Net realized and unrealized gain (loss) on
 investments:
  Net realized gain (loss).........................      123,244    367,836    342,335    26,132   29,261  12,396
  Unrealized appreciation (depreciation) on
   investments.....................................   (1,653,849)   477,546    332,102  (197,654)  99,164  11,365
  Capital gain distributions.......................      732,190    415,458    353,476    23,477      --      --
                                                     -----------  ---------  ---------  --------  -------  ------
Net realized and unrealized gain (loss) on
 investments.......................................     (798,415) 1,260,840  1,027,913  (148,045) 128,425  23,761
                                                     -----------  ---------  ---------  --------  -------  ------
Increase (decrease) in net assets from operations..  $  (870,412) 1,207,437  1,003,411  (156,374) 126,477  22,421
                                                     ===========  =========  =========  ========  =======  ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                          PBHG Insurance Series
                          Fund, Inc. (continued)          Janus Aspen Series
                         --------------------------  ------------------------------
                         PBHG Growth II Portfolio    Aggressive Growth Portfolio
                         --------------------------  ------------------------------
                                        Year ended December 31,
                         ----------------------------------------------------------
                           2000      1999     1998      2000       1999      1998
                         ---------  -------  ------  ----------  ---------  -------
Investment income:
  Income -- Ordinary
   dividends............ $     --       --      --          --      41,689      --
  Expenses -- Mortality
   and expense risk
   charges and
   administrative
   expenses (note 3)....    16,459    3,631   1,328     123,063     66,736   31,583
                         ---------  -------  ------  ----------  ---------  -------
Net investment income
 (expense)..............   (16,459)  (3,631) (1,328)   (123,063)   (25,047) (31,583)
                         ---------  -------  ------  ----------  ---------  -------
Net realized and
 unrealized gain (loss)
 on investments:
  Net realized gain
   (loss)...............  (368,039) 127,082  36,908   2,053,482  1,877,887  678,326
  Unrealized
   appreciation
   (depreciation) on
   investments..........  (133,963)  66,595  15,978  (6,007,948) 3,056,764  307,545
  Capital gain
   distributions........    13,900      --      --    1,056,305     70,984      --
                         ---------  -------  ------  ----------  ---------  -------
Net realized and
 unrealized gain (loss)
 on investments.........  (488,102) 193,677  52,886  (2,898,161) 5,005,635  985,871
                         ---------  -------  ------  ----------  ---------  -------
Increase (decrease) in
 net assets from
 operations............. $(504,561) 190,046  51,558  (3,021,224) 4,980,588  954,288
                         =========  =======  ======  ==========  =========  =======

                                                                     Janus Aspen Series (continued)
                                                     ------------------------------------------------------------------
                                                            Growth Portfolio             Worldwide Growth Portfolio
                                                     --------------------------------- --------------------------------
                                                                        Year ended December 31,
                                                     ------------------------------------------------------------------
                                                        2000        1999       1998       2000       1999       1998
                                                     -----------  ---------  --------- ----------  ---------  ---------
Investment income:
  Income -- Ordinary dividends.....................  $     6,411     17,258    186,177     23,705     22,883    283,470
  Expenses -- Mortality and expense risk charges
   and administrative expenses (note 3)............      135,755     99,371     67,687    243,487    173,236    132,642
                                                     -----------  ---------  --------- ----------  ---------  ---------
Net investment income (expense)....................     (129,344)   (82,113)   118,490   (219,782)  (150,353)   150,828
                                                     -----------  ---------  --------- ----------  ---------  ---------
Net realized and unrealized gain (loss) on
 investments:
  Net realized gain (loss).........................      829,366    732,403    870,857  4,249,648  1,684,622  1,535,984
  Unrealized appreciation (depreciation) on
   investments.....................................   (3,208,185) 2,126,069    434,354 (8,564,849) 5,709,994    417,036
  Capital gain distributions.......................      841,540     38,444    150,149  1,482,669        --     114,875
                                                     -----------  ---------  --------- ----------  ---------  ---------
Net realized and unrealized gain (loss) on
 investments.......................................   (1,537,279) 2,896,916  1,455,360 (2,832,532) 7,394,616  2,067,895
                                                     -----------  ---------  --------- ----------  ---------  ---------
Increase (decrease) in net assets from operations..  $(1,666,623) 2,814,803  1,573,850 (3,052,314) 7,244,263  2,218,723
                                                     ===========  =========  ========= ==========  =========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                    Janus Aspen Series (continued)
                         --------------------------------------------------------
                                                             Flexible Income
                               Balanced Portfolio               Portfolio
                         -------------------------------- -----------------------
                                        Year ended December 31,
                         --------------------------------------------------------
                            2000        1999      1998     2000    1999     1998
                         -----------  --------- --------- ------  -------  ------
Investment income:
  Income -- Ordinary
   dividends............ $    58,699    134,118   156,510  4,306   23,898  22,361
  Expenses -- Mortality
   and expense risk
   charges and
   administrative
   expenses (note 3)....      95,677     77,430    53,807  3,340    5,169   4,450
                         -----------  --------- --------- ------  -------  ------
Net investment income
 (expense)..............     (36,978)    56,688   102,703    966   18,729  17,911
                         -----------  --------- --------- ------  -------  ------
Net realized and
 unrealized gain (loss)
 on investments:
  Net realized gain
   (loss)...............     237,385    397,981    75,042 (7,051)   2,310   2,524
  Unrealized
   appreciation
   (depreciation) on
   investments..........  (1,219,714)   859,559 1,021,865  8,147  (20,012)  3,399
  Capital gain
   distributions........     762,535        --     26,713  9,377    1,152   1,021
                         -----------  --------- --------- ------  -------  ------
Net realized and
 unrealized gain (loss)
 on investments.........    (219,794) 1,257,540 1,123,620 10,473  (16,550)  6,944
                         -----------  --------- --------- ------  -------  ------
Increase (decrease) in
 net assets from
 operations............. $  (256,772) 1,314,228 1,226,323 11,439    2,179  24,855
                         ===========  ========= ========= ======  =======  ======

                                       Janus Aspen Series (continued)
                         --------------------------------------------------------------
                             International Growth            Capital Appreciation
                                   Portfolio                      Portfolio
                         ------------------------------- ------------------------------
                                          Year ended December 31,
                         --------------------------------------------------------------
                            2000        1999      1998      2000       1999      1998
                         -----------  ---------  ------- ----------  ---------  -------
Investment income:
  Income -- Ordinary
   dividends............ $     9,597      5,822   54,292     13,716        935      555
  Expenses -- Mortality
   and expense risk
   charges and
   administrative
   expenses (note 3)....      54,370     34,028   31,407     44,916     32,166    6,271
                         -----------  ---------  ------- ----------  ---------  -------
Net investment income
 (expense)..............     (44,773)   (28,206)  22,885    (31,200)   (31,231)  (5,716)
                         -----------  ---------  ------- ----------  ---------  -------
Net realized and
 unrealized gain (loss)
 on investments:
  Net realized gain
   (loss)...............   1,146,311    452,801  171,620    477,631    435,959  225,641
  Unrealized
   appreciation
   (depreciation) on
   investments..........  (1,860,929) 1,288,333  158,124 (1,179,619)   837,570   56,754
  Capital gain
   distributions........     181,169        --     7,791     24,888     10,754      --
                         -----------  ---------  ------- ----------  ---------  -------
Net realized and
 unrealized gain (loss)
 on investments.........    (533,449) 1,741,134  337,535   (677,100) 1,284,283  282,395
                         -----------  ---------  ------- ----------  ---------  -------
Increase (decrease) in
 net assets from
 operations............. $  (578,222) 1,712,928  360,420   (708,300) 1,253,052  276,679
                         ===========  =========  ======= ==========  =========  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                              Janus Aspen Series --      Goldman Sachs Variable Insurance
                                 Service Shares                       Trust
                         ------------------------------- ----------------------------------
                           Global Life       Global
                            Sciences       Technology
                            Portfolio       Portfolio         Growth and Income Fund
                         --------------- --------------- ----------------------------------
                           Period from     Period from    Year ended
                         June 1, 2000 to June 6, 2000 to December 31,       Period from
                          December 31,    December 31,   --------------  October 6, 1998 to
                              2000            2000        2000    1999   December 31, 1998
                         --------------- --------------- ------  ------  ------------------
Investment income:
  Income -- Ordinary
   dividends............     $  --             1,044        150     766          48
  Expenses -- Mortality
   and expense risk
   charges and
   administrative
   expenses (note 3)....        916            1,810        702     648          11
                             ------         --------     ------  ------         ---
Net investment income
 (expense)..............       (916)            (766)      (552)    118          37
                             ------         --------     ------  ------         ---
Net realized and
 unrealized gain (loss)
 on investments:
  Net realized gain
   (loss)...............       (239)        (207,776)    (1,573)    573          58
  Unrealized
   appreciation
   (depreciation) on
   investments..........      8,275          (42,258)      (748) (2,840)         49
  Capital gain
   distributions........        --               --         --      --          --
                             ------         --------     ------  ------         ---
Net realized and
 unrealized gain (loss)
 on investments.........      8,036         (250,034)    (2,321) (2,267)        107
                             ------         --------     ------  ------         ---
Increase (decrease) in
 net assets from
 operations.............     $7,120         (250,800)    (2,873) (2,149)        144
                             ======         ========     ======  ======         ===

                         Goldman Sachs Variable Insurance      Salomon Brothers Variable
                                 Trust (continued)                  Series Fund Inc.
                         ----------------------------------- ------------------------------
                                Mid Cap Value Fund                Strategic Bond Fund
                         ----------------------------------- ------------------------------
                            Year ended        Period from
                           December 31,     June 25, 1998 to  Year ended     Period from
                         -----------------    December 31,   December 31, March 19, 1999 to
                           2000     1999          1998           2000     December 31, 1999
                         --------  -------  ---------------- ------------ -----------------
Investment income:
  Income -- Ordinary
   dividends............ $  4,792    1,901        662              --            5,114
  Expenses -- Mortality
   and expense risk
   charges and
   administrative
   expenses (note 3)....    4,481    4,901        237              486           6,264
                         --------  -------        ---           ------         -------
Net investment income
 (expense)..............      311   (3,000)       425             (486)         (1,150)
                         --------  -------        ---           ------         -------
Net realized and
 unrealized gain (loss)
 on investments:
  Net realized gain
   (loss)...............  (12,964)  84,871        (16)          (3,595)        (14,814)
  Unrealized
   appreciation
   (depreciation) on
   investments..........  101,034  (27,108)       196            4,324          (4,324)
  Capital gain
   distributions........   15,479      --         --               --              --
                         --------  -------        ---           ------         -------
Net realized and
 unrealized gain (loss)
 on investments.........  103,549   57,763        180              729         (19,138)
                         --------  -------        ---           ------         -------
Increase (decrease) in
 net assets from
 operations............. $103,860   54,763        605              243         (20,288)
                         ========  =======        ===           ======         =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                  Salomon Brothers Variable Series Fund Inc.
                                                  (continued)
                                -----------------------------------------------
                                 Investors Fund         Total Return Fund
                                ----------------- -----------------------------
                                                                 Period from
                                   Period from     Year ended  July 14, 1999 to
                                March 31, 2000 to December 31,   December 31,
                                December 31, 2000     2000           1999
                                ----------------- ------------ ----------------
Investment income:
  Income -- Ordinary
   dividends...................      $1,474           289             154
  Expenses -- Mortality and
   expense risk charges and
   administrative expenses
   (note 3)....................       1,302           110              39
                                     ------           ---            ----
Net investment income
 (expense).....................         172           179             115
                                     ------           ---            ----
Net realized and unrealized
 gain (loss) on investments:
  Net realized gain (loss).....         946            (7)             (8)
  Unrealized appreciation
   (depreciation) on
   investments.................         914           367            (424)
  Capital gain distributions...       6,211           --              --
                                     ------           ---            ----
Net realized and unrealized
 gain (loss) on investments....       8,071           360            (432)
                                     ------           ---            ----
Increase (decrease) in net
 assets from operations........      $8,243           539            (317)
                                     ======           ===            ====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                      Statements of Changes in Net Assets

                                             GE Investments Funds, Inc.
                          ---------------------------------------------------------------------
                                S&P 500 Index Fund                  Money Market Fund
                          ---------------------------------  ----------------------------------
                              Year ended December 31,            Year ended December 31,
                          ---------------------------------  ----------------------------------
                             2000        1999       1998        2000        1999        1998
                          -----------  ---------  ---------  ----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
  Net investment income
   (expense)............  $   (42,984)   (39,597)   (11,446)    659,681     492,078     502,420
  Net realized gain
   (loss)...............      253,088    547,538    398,018         --          --       (2,104)
  Unrealized
   appreciation
   (depreciation) on
   investments..........   (1,256,862)   714,039    497,472         --          --        2,104
  Capital gain
   distributions........      140,542     79,903    180,554         --          --          --
                          -----------  ---------  ---------  ----------  ----------  ----------
Increase (decrease) in
 net assets from
 operations.............     (906,216) 1,301,883  1,064,598     659,681     492,078     502,420
                          -----------  ---------  ---------  ----------  ----------  ----------
From capital
 transactions:
  Net premiums..........       92,578    209,250    364,101   3,873,682   7,275,148  10,323,239
  Loan interest.........       (2,440)    (3,621)    (1,758)     40,295      33,105      15,680
  Transfers (to) from
   the general account
   of GE Life & Annuity:
    Death benefits......     (311,551)       --     (26,898)    (48,296)        --       (9,663)
    Surrenders..........     (371,309)  (571,204)  (122,586) (2,500,421) (4,064,746)   (492,391)
    Loans...............      (59,986)   (14,382)    (8,955) (1,462,643)   (733,748) (1,044,167)
    Cost of insurance
     and administrative
     expense (note 3)...      (80,865)   (76,602)   (54,690)   (155,234)   (151,555)   (149,692)
    Transfer gain (loss)
     and transfer fees..       11,380     (2,154)   190,048  (1,860,641)    (55,274)      3,729
  Transfers (to) from
   the Guarantee
   Account..............       29,696      1,200    156,285    (157,515)        --      (57,398)
  Interfund transfers...      438,834  1,450,154  1,318,239  (2,883,414)  1,796,890  (9,507,257)
                          -----------  ---------  ---------  ----------  ----------  ----------
Increase (decrease) in
 net assets from capital
 transactions...........     (253,663)   992,641  1,813,786  (5,154,187)  4,099,820    (917,920)
                          -----------  ---------  ---------  ----------  ----------  ----------
  Increase (decrease) in
   net assets...........   (1,159,879) 2,294,524  2,878,384  (4,494,506)  4,591,898    (415,500)
Net assets at beginning
 of year................    8,374,047  6,079,523  3,201,139  15,430,722  10,838,824  11,254,324
                          -----------  ---------  ---------  ----------  ----------  ----------
Net assets at end of
 period.................  $ 7,214,168  8,374,047  6,079,523  10,936,216  15,430,722  10,838,824
                          ===========  =========  =========  ==========  ==========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                   GE Investments Funds, Inc. (continued)
                          -------------------------------------------------------------
                                Total Return Fund           International Equity Fund
                          --------------------------------  ---------------------------
                             Year ended December 31,         Year ended December 31,
                          --------------------------------  ---------------------------
                             2000       1999       1998       2000      1999     1998
                          ----------  ---------  ---------  ---------  -------  -------
Increase (decrease) in
 net assets
From operations:
  Net investment income
   (expense)............  $   23,254     11,546     68,818     (3,699)  (3,474)  12,064
  Net realized gain
   (loss)...............      23,582     34,289      4,509     32,727      166    1,173
  Unrealized
   appreciation
   (depreciation) on
   investments..........     (56,704)   110,595    183,805   (144,443)  72,780    5,854
  Capital gain
   distributions........      69,728     42,374        --      52,541   26,382      --
                          ----------  ---------  ---------  ---------  -------  -------
Increase (decrease) in
 net assets from
 operations.............      59,860    198,804    257,132    (62,874)  95,854   19,091
                          ----------  ---------  ---------  ---------  -------  -------
From capital
 transactions:
  Net premiums..........       2,250      9,104     13,446        --       --     1,056
  Loan interest.........        (647)      (740)      (107)       --        (6)     (50)
  Transfers (to) from
   the general account
   of GE Life & Annuity:
    Death benefits......         --         --         --         --       --       --
    Surrenders..........    (108,581)  (134,715)  (163,264)       --       --       --
    Loans...............     (22,399)    (5,353)   (33,631)      (100)     --     3,954
    Cost of insurance
     and administrative
     expense (note 3)...     (16,554)   (18,760)   (17,774)    (3,826)  (3,710)  (3,955)
    Transfer gain (loss)
     and transfer fees..         413      1,266        643     (6,581)  (5,641)  26,258
  Transfers (to) from
   the Guarantee
   Account..............       3,851        500     10,426    (13,358)     --    25,276
  Interfund transfers...      73,820    (74,939)    52,057      9,264   23,090  (28,632)
                          ----------  ---------  ---------  ---------  -------  -------
Increase (decrease) in
 net assets from capital
 transactions...........     (67,847)  (223,637)  (138,204)   (14,601)  13,733   23,907
                          ----------  ---------  ---------  ---------  -------  -------
  Increase (decrease) in
   net assets...........      (7,987)   (24,833)   118,928    (77,475) 109,587   42,998
Net assets at beginning
 of year................   1,762,719  1,787,552  1,668,624    409,826  300,239  257,241
                          ----------  ---------  ---------  ---------  -------  -------
Net assets at end of
 period.................  $1,754,732  1,762,719  1,787,552    332,351  409,826  300,239
                          ==========  =========  =========  =========  =======  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                 GE Investments Funds, Inc. (continued)
                          ---------------------------------------------------------
                          Real Estate Securities Fund       Global Income Fund
                          ------------------------------  -------------------------
                            Year ended December 31,       Year ended December 31,
                          ------------------------------  -------------------------
                             2000      1999      1998      2000      1999     1998
                          ----------  -------  ---------  -------  --------  ------
Increase (decrease) in
 net assets
From operations:
  Net investment income
   (expense)............  $   16,820   25,102     16,447     (832)  (10,517)  1,255
  Net realized gain
   (loss)...............     (28,508) (51,641)   (76,333) (12,550) (174,205)     11
  Unrealized
   appreciation
   (depreciation) on
   investments..........     209,214   15,871   (155,043)   6,143    (1,207)  1,291
  Capital gain
   distributions........       2,635    1,796     26,116      --         28      64
                          ----------  -------  ---------  -------  --------  ------
Increase (decrease) in
 net assets from
 operations.............     200,161   (8,872)  (188,813)  (7,239) (185,901)  2,621
                          ----------  -------  ---------  -------  --------  ------
From capital
 transactions:
  Net premiums..........       5,000    9,200     41,531      --      3,403     --
  Loan interest.........        (591)  (1,009)      (188)   1,928       227     --
  Transfers (to) from
   the general account
   of GE Life & Annuity:
    Death benefits......         --       --         --       --        --      --
    Surrenders..........     (15,255) (35,918)    (2,915)     --        --      --
    Loans...............     (24,317)  (4,066)   (15,423)     --     15,465     --
    Cost of insurance
     and administrative
     expense (note 3)...      (6,719)  (8,475)   (11,347)    (343)   (4,487)   (264)
  Transfer gain (loss)
   and transfer fees....      (1,214)   2,893      1,201  464,801       329      (3)
  Transfers (to) from
   the Guarantee
   Account..............         --         7     35,000      --        --      --
  Interfund transfers...   2,642,526  (46,114)  (222,532) 160,125   170,322  12,432
                          ----------  -------  ---------  -------  --------  ------
Increase (decrease) in
 net assets from capital
 transactions...........   2,599,430  (83,482)  (174,673) 626,511   185,259  12,165
                          ----------  -------  ---------  -------  --------  ------
  Increase (decrease) in
   net assets...........   2,799,591  (92,354)  (363,486) 619,272      (642) 14,786
Net assets at beginning
 of year................     614,487  706,841  1,070,327   27,843    28,485  13,699
                          ----------  -------  ---------  -------  --------  ------
Net assets at end of
 period.................  $3,414,078  614,487    706,841  647,115    27,843  28,485
                          ==========  =======  =========  =======  ========  ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                  GE Investments Funds, Inc. (continued)
                          -----------------------------------------------------------
                            Mid-Cap Value Equity
                                    Fund                       Income Fund
                          --------------------------  -------------------------------
                          Year ended December 31,        Year ended December 31,
                          --------------------------  -------------------------------
                            2000     1999     1998      2000       1999       1998
                          --------  -------  -------  ---------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
  Net investment income
   (expense)............  $ (2,782)  (3,680)  (4,868)    58,910     50,333     51,688
  Net realized gain
   (loss)...............    12,878   68,899    1,355    (17,374)      (784)     9,720
  Unrealized
   appreciation
   (depreciation) on
   investments..........    22,673   24,230    2,571     68,916    (90,951)    13,245
  Capital gain
   distributions........    26,826      --    12,708        --       2,137     12,310
                          --------  -------  -------  ---------  ---------  ---------
Increase (decrease) in
 net assets from
 operations.............    59,595   89,449   11,766    110,452    (39,265)    86,963
                          --------  -------  -------  ---------  ---------  ---------
From capital
 transactions:
  Net premiums..........     4,254    3,802   19,404        --      16,162        --
  Loan interest.........      (900)  (1,028)  (1,009)    (4,321)    (4,763)    (3,764)
  Transfers (to) from
   the general account
   of GE Life & Annuity:
    Death benefits......       --       --       --         --         --         --
    Surrenders..........       --       --       --     (51,628)   (87,362)    (2,594)
    Loans...............       --    (6,939)  (1,441)   (27,965)    (4,459)   (21,862)
    Cost of insurance
     and administrative
     expense (note 3)...    (8,658)  (8,194)  (5,910)   (12,868)   (15,183)   (15,101)
    Transfer gain (loss)
     and transfer fees..    (7,392)  (1,865) (39,597)      (151)      (139)      (703)
  Transfers (to) from
   the Guarantee
   Account..............       --    29,405      --         --      20,109      7,872
  Interfund transfers...    (5,645) 118,008  297,789    (68,336)   (27,799)   196,041
                          --------  -------  -------  ---------  ---------  ---------
Increase (decrease) in
 net assets from capital
 transactions...........   (18,341) 133,189  269,236   (165,269)  (103,434)   159,889
                          --------  -------  -------  ---------  ---------  ---------
  Increase (decrease) in
   net assets...........    41,254  222,638  281,002    (54,817)  (142,699)   246,852
Net assets at beginning
 of year................   755,346  532,708  251,706  1,324,350  1,467,049  1,220,197
                          --------  -------  -------  ---------  ---------  ---------
Net assets at end of
 period.................  $796,600  755,346  532,708  1,269,533  1,324,350  1,467,049
                          ========  =======  =======  =========  =========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                     GE Investments Funds, Inc. (continued)
                          ---------------------------------------------------------------
                                 U.S. Equity Fund            Premier Growth Equity Fund
                          --------------------------------- -----------------------------
                             Year ended       Period from                  Period from
                            December 31,     May 5, 1998 to  Year ended  June 11, 1999 to
                          -----------------   December 31,  December 31,   December 31,
                            2000     1999         1998          2000           1999
                          --------  -------  -------------- ------------ ----------------
Increase (decrease) in
 net assets
From operations:
  Net investment income
   (expense)............  $   (731)     (15)         51        (6,719)        (1,545)
  Net realized gain
   (loss)...............     3,147      520          89         6,148            139
  Unrealized
   appreciation
   (depreciation) on
   investments..........   (10,780)   3,276         243       (75,063)        54,745
  Capital gain
   distributions........     6,655    6,179         199        36,757         13,746
                          --------  -------      ------       -------        -------
Increase (decrease) in
 net assets from
 operations.............    (1,709)   9,960         582       (38,877)        67,085
                          --------  -------      ------       -------        -------
From capital
 transactions:
  Net premiums..........     4,228      --          --          4,580            --
  Loan interest.........       --       --          --            --             --
  Transfers (to) from
   the general account
   of GE Life & Annuity:
    Death benefits......       --       --          --            --             --
    Surrenders..........       --       --          --         (2,232)           --
    Loans...............    (1,266)     --          --            --            (300)
    Cost of insurance
     and administrative
     expense (note 3)...    (1,416)    (540)        (30)       (7,464)        (2,033)
    Transfer gain (loss)
     and transfer fees..       169     (188)       (108)           15          3,988
  Transfers (to) from
   the Guarantee
   Account..............    14,252      --          --         29,205            --
  Interfund transfers...     3,976  109,461       9,718       181,947        393,060
                          --------  -------      ------       -------        -------
Increase (decrease) in
 net assets from capital
 transactions...........    19,943  108,733       9,580       206,051        394,715
                          --------  -------      ------       -------        -------
  Increase (decrease) in
   net assets...........    18,234  118,693      10,162       167,174        461,800
Net assets at beginning
 of year................   128,855   10,162         --        461,800            --
                          --------  -------      ------       -------        -------
Net assets at end of
 period.................  $147,089  128,855      10,162       628,974        461,800
                          ========  =======      ======       =======        =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                         Oppenheimer Variable Account Funds
                          ---------------------------------------------------------------------
                                   Bond Fund/VA                Capital Appreciation Fund/VA
                          ---------------------------------  ----------------------------------
                              Year ended December 31,            Year ended December 31,
                          ---------------------------------  ----------------------------------
                             2000       1999        1998        2000         1999       1998
                          ----------  ---------  ----------  -----------  ----------  ---------
Increase (decrease) in
 net assets
From operations:
  Net investment income
   (expense)............  $   90,053     65,924     (13,773)     (63,011)    (47,481)   (25,586)
  Net realized gain
   (loss)...............     (58,604)   (61,516)    140,916      858,133     900,975    779,763
  Unrealized
   appreciation
   (depreciation) on
   investments..........      27,471    (84,560)    (22,639)  (1,219,345)    646,214   (197,508)
  Capital gain
   distributions........         --       9,549      28,282      338,409     173,473    351,282
                          ----------  ---------  ----------  -----------  ----------  ---------
Increase (decrease) in
 net assets from
 operations.............      58,920    (70,603)    132,786      (85,814)  1,673,181    907,951
                          ----------  ---------  ----------  -----------  ----------  ---------
From capital
 transactions:
  Net premiums..........      21,642     21,642      63,953       42,722      34,750    130,707
  Loan interest.........       6,941      3,160       1,867       (3,719)     (2,980)    (2,818)
  Transfers (to) from
   the general account
   of GE Life & Annuity:
    Death benefits......         --         --          --           --          --         --
    Surrenders..........     (13,237)   (35,960)    (80,793)    (175,875)   (638,691)  (143,689)
    Loans...............     (14,010)   (30,925)       (717)    (587,038)   (159,747)  (119,579)
    Cost of insurance
     and administrative
     expense (note 3)...     (14,461)   (21,619)    (29,054)     (48,235)    (44,705)   (46,695)
    Transfer gain (loss)
     and transfer fees..     446,468     23,758     (48,553)      28,703    (247,728)   130,682
  Transfers (to) from
   the Guarantee
   Account..............       3,340      6,580       8,443       62,872           7     58,430
  Interfund transfers...    (134,891)  (761,210) (1,102,223)     688,521  (2,684,688) 2,177,306
                          ----------  ---------  ----------  -----------  ----------  ---------
Increase (decrease) in
 net assets from capital
 transactions...........     301,792   (794,574) (1,187,077)       7,951  (3,743,782) 2,184,344
                          ----------  ---------  ----------  -----------  ----------  ---------
  Increase (decrease) in
   net assets...........     360,712   (865,177) (1,054,291)     (77,863) (2,070,601) 3,092,295
Net assets at beginning
 of year................   1,608,428  2,473,605   3,527,896    4,918,216   6,988,817  3,896,522
                          ----------  ---------  ----------  -----------  ----------  ---------
Net assets at end of
 period.................  $1,969,140  1,608,428   2,473,605    4,840,353   4,918,216  6,988,817
                          ==========  =========  ==========  ===========  ==========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                    Oppenheimer Variable Account Funds (continued)
                          -----------------------------------------------------------------------
                              Aggressive Growth Fund/VA              High Income Fund/VA
                          -----------------------------------  ----------------------------------
                               Year ended December 31,             Year ended December 31,
                          -----------------------------------  ----------------------------------
                             2000         1999        1998        2000         1999       1998
                          -----------  ----------  ----------  -----------  ----------  ---------
Increase (decrease) in
 net assets
From operations:
  Net investment income
   (expense)............  $  (141,045)    (89,368)    (75,205)     362,329     277,603     37,267
  Net realized gain
   (loss)...............    1,507,212   1,178,701   1,139,675     (129,914)    (31,032)  (157,587)
  Unrealized
   appreciation
   (depreciation) on
   investments..........   (3,070,063)  3,216,453    (392,601)    (428,737)    (77,143)       402
  Capital gain
   distributions........      389,633         --      171,601          --          --     147,500
                          -----------  ----------  ----------  -----------  ----------  ---------
Increase (decrease) in
 net assets from
 operations.............   (1,314,263)  4,305,786     843,470     (196,322)    169,428     27,582
                          -----------  ----------  ----------  -----------  ----------  ---------
From capital
 transactions:
  Net premiums..........       76,786      54,210     106,960        4,600       6,954     11,471
  Loan interest.........      (11,013)     (5,149)      7,156          232      (2,114)    (1,733)
  Transfers (to) from
   the general account
   of GE Life & Annuity:
    Death benefits......          --      (22,618)        --           --          --     (45,936)
    Surrenders..........     (658,040)   (421,155)   (235,363)    (248,202)    (96,824)  (576,832)
    Loans...............     (147,893)   (124,739)   (644,066)     (70,658)   (118,625)   (34,516)
    Cost of insurance
     and administrative
     expense (note 3)...      (98,373)    (68,853)    (81,387)     (38,283)    (52,357)   (62,108)
    Transfer gain (loss)
     and transfer fees..       21,286     (53,960)   (865,659)     432,906       9,892    (53,899)
  Transfers (to) from
   the Guarantee
   Account..............      (31,367)      8,140       7,563        9,997         443     28,238
  Interfund transfers...    1,142,851  (1,031,745)    515,285   (1,055,778) (1,558,865)   191,267
                          -----------  ----------  ----------  -----------  ----------  ---------
Increase (decrease) in
 net assets from capital
 transactions...........      294,237  (1,665,869) (1,189,511)    (965,186) (1,811,496)  (544,048)
                          -----------  ----------  ----------  -----------  ----------  ---------
  Increase (decrease) in
   net assets...........   (1,020,026)  2,639,917    (346,041)  (1,161,508) (1,642,068)  (516,466)
Net assets at beginning
 of year................    9,138,601   6,498,684   6,844,725    4,519,187   6,161,255  6,677,721
                          -----------  ----------  ----------  -----------  ----------  ---------
Net assets at end of
 period.................  $ 8,118,575   9,138,601   6,498,684    3,357,679   4,519,187  6,161,255
                          ===========  ==========  ==========  ===========  ==========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                           Oppenheimer Variable Account
                                Funds (continued)           Variable Insurance Products Fund
                          --------------------------------  ----------------------------------
                           Multiple Strategies Fund/VA          Equity-Income Portfolio
                          --------------------------------  ----------------------------------
                             Year ended December 31,            Year ended December 31,
                          --------------------------------  ----------------------------------
                             2000       1999       1998        2000        1999        1998
                          ----------  ---------  ---------  ----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
  Net investment income
   (expense)............  $  104,060     67,254    (12,784)     73,990      20,782       3,646
  Net realized gain
   (loss)...............       7,666     20,609    353,554      78,193     949,231   1,283,354
  Unrealized
   appreciation
   (depreciation) on
   investments..........    (163,508)    68,454   (372,624)   (353,707)   (762,258)   (494,927)
  Capital gain
   distributions........     211,696    157,988    166,660     937,281     536,798     785,489
                          ----------  ---------  ---------  ----------  ----------  ----------
Increase (decrease) in
 net assets from
 operations.............     159,914    314,305    134,806     735,757     744,553   1,577,562
                          ----------  ---------  ---------  ----------  ----------  ----------
From capital
 transactions:
  Net premiums..........       1,000     37,781      1,000       7,445      30,709     146,903
  Loan interest.........       8,264       (208)      (877)    (11,060)    (12,986)    (10,898)
  Transfers (to) from
   the general account
   of GE Life & Annuity:
    Death benefits......         --         --     (18,545)   (643,557)        --      (61,020)
    Surrenders..........    (157,318)  (189,005)  (140,865)   (477,615)   (531,791)   (222,133)
    Loans...............     (20,310)   (10,720)   (50,344)   (238,547)   (229,126)   (402,392)
    Cost of insurance
     and administrative
     expense
     (note 3)...........     (30,114)   (31,574)   (31,968)   (117,182)   (153,739)   (167,638)
    Transfer gain (loss)
     and
     transfer fees......        (493)     1,885      6,332       4,355       7,118      15,304
  Transfers (to) from
   the Guarantee
   Account..............       3,366        943     29,334      72,101    (128,390)    122,727
  Interfund transfers...      (2,393)  (254,274)   108,424  (1,133,203) (1,383,061)   (202,161)
                          ----------  ---------  ---------  ----------  ----------  ----------
Increase (decrease) in
 net assets from capital
 transactions...........    (197,998)  (445,172)   (97,509) (2,537,263) (2,401,266)   (781,308)
                          ----------  ---------  ---------  ----------  ----------  ----------
  Increase (decrease) in
   net assets...........     (38,084)  (130,867)    37,297  (1,801,506) (1,656,713)    796,254
Net assets at beginning
 of year................   3,117,455  3,248,322  3,211,025  15,169,220  16,825,933  16,029,679
                          ----------  ---------  ---------  ----------  ----------  ----------
Net assets at end of
 period.................  $3,079,371  3,117,455  3,248,322  13,367,714  15,169,220  16,825,933
                          ==========  =========  =========  ==========  ==========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                     Variable Insurance Products Fund (continued)
                          -----------------------------------------------------------------------
                                  Growth Portfolio                    Overseas Portfolio
                          -----------------------------------  ----------------------------------
                               Year ended December 31,             Year ended December 31,
                          -----------------------------------  ----------------------------------
                             2000         1999        1998        2000         1999       1998
                          -----------  ----------  ----------  -----------  ----------  ---------
Increase (decrease) in
 net assets
From operations:
  Net investment income
   (expense)............  $  (185,318)   (156,415)   (100,367)       7,192       1,669     25,785
  Net realized gain
   (loss)...............      578,678   1,288,523   1,619,202      212,982     694,024   (178,639)
  Unrealized
   appreciation
   (depreciation) on
   investments..........   (3,965,666)  1,712,349     667,154   (1,602,432)    859,657    349,052
  Capital gain
   distributions........    1,663,182   1,506,084   1,356,757      414,893      97,639    263,943
                          -----------  ----------  ----------  -----------  ----------  ---------
Increase (decrease) in
 net assets from
 operations.............   (1,909,124)  4,350,541   3,542,746     (967,365)  1,652,989    460,141
                          -----------  ----------  ----------  -----------  ----------  ---------
From capital
 transactions:
  Net premiums..........       20,315     161,347      50,433       16,083      18,135     19,010
  Loan interest.........      (22,417)    (16,324)    (17,111)      (1,583)     (2,376)    (1,529)
  Transfers (to) from
   the general account
   of GE Life & Annuity:
    Death benefits......     (135,401)        --      (24,255)         --      (21,324)   (30,475)
    Surrenders..........     (738,545) (1,385,411)   (572,105)    (173,517)   (191,090)  (214,745)
    Loans...............     (258,684)   (164,276)   (532,091)    (671,085)   (107,707)   (93,248)
    Cost of insurance
     and administrative
     expense
     (note 3)...........     (140,569)   (133,989)   (123,718)     (40,650)    (40,060)   (47,188)
    Transfer gain (loss)
     and transfer fees..        5,907     (48,212)    177,115       60,686     (29,352)    66,028
  Transfers (to) from
   the Guarantee
   Account..............       89,432       5,600     100,312          766         443     (8,627)
  Interfund transfers...      607,088    (452,607)    463,637      546,529  (1,559,209)   294,585
                          -----------  ----------  ----------  -----------  ----------  ---------
Increase (decrease) in
 net assets from capital
 transactions...........     (572,874) (2,033,872)   (477,783)    (262,771) (1,932,540)   (16,189)
                          -----------  ----------  ----------  -----------  ----------  ---------
  Increase (decrease) in
   net assets...........   (2,481,998)  2,316,669   3,064,963   (1,230,136)   (279,551)   443,952
Net assets at beginning
 of year................   15,774,184  13,457,515  10,392,552    4,726,973   5,006,524  4,562,572
                          -----------  ----------  ----------  -----------  ----------  ---------
Net assets at end of
 period.................  $13,292,186  15,774,184  13,457,515    3,496,837   4,726,973  5,006,524
                          ===========  ==========  ==========  ===========  ==========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                          Variable Insurance Products Fund II
                          ------------------------------------------------------------------------
                               Asset Manager Portfolio               Contrafund Portfolio
                          -----------------------------------  -----------------------------------
                               Year ended December 31,              Year ended December 31,
                          -----------------------------------  -----------------------------------
                             2000         1999        1998        2000         1999        1998
                          -----------  ----------  ----------  -----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
  Net investment income
   (expense)............  $   171,520     205,535     173,773      (99,655)    (87,865)    (55,333)
  Net realized gain
   (loss)...............      298,128     259,916     252,067      393,605     971,552   1,254,204
  Unrealized
   appreciation
   (depreciation) on
   investments..........   (1,507,589)     (9,876)    (67,659)  (2,636,860)    885,621     648,485
  Capital gain
   distributions........      647,393     431,219     914,428    1,450,776     361,853     403,057
                          -----------  ----------  ----------  -----------  ----------  ----------
Increase (decrease) in
 net assets from
 operations.............     (390,548)    886,794   1,272,609     (892,134)  2,131,161   2,250,413
                          -----------  ----------  ----------  -----------  ----------  ----------
From capital
 transactions:
  Net premiums..........        8,550       2,300       2,300       55,764      71,587     177,753
  Loan interest.........       (3,478)     (8,302)     (7,000)       4,054      (8,628)     (6,910)
  Transfers (to) from
   the general account
   of GE Life & Annuity:
    Death benefits......     (417,629)        --      (41,112)    (123,201)    (23,810)    (24,991)
    Surrenders..........     (697,249)   (786,658)   (325,417)    (317,488)   (549,804)    (22,516)
    Loans...............      (29,528)    (58,273)   (241,371)    (148,169)   (153,985)    (85,784)
    Cost of insurance
     and administrative
     expense (note 3)...      (75,579)    (98,577)   (101,341)     (98,558)   (102,249)    (94,295)
    Transfer gain (loss)
     and transfer fees..       (1,547)    (47,936)    (13,045)      (3,746)    (21,586)     59,824
  Transfers (to) from
   the Guarantee
   Account..............       (8,807)     38,441      69,851        8,853       6,587      84,180
  Interfund transfers...   (1,159,228)   (748,397)    156,323     (947,396)   (759,216)    989,747
                          -----------  ----------  ----------  -----------  ----------  ----------
Increase (decrease) in
 net assets from capital
 transactions...........   (2,384,495) (1,707,402)   (500,812)  (1,569,887) (1,541,104)  1,077,008
                          -----------  ----------  ----------  -----------  ----------  ----------
  Increase (decrease) in
   net assets...........   (2,775,043)   (820,608)    771,797   (2,462,021)    590,057   3,327,421
Net assets at beginning
 of year................    9,527,322  10,347,930   9,576,133   11,767,281  11,177,224   7,849,803
                          -----------  ----------  ----------  -----------  ----------  ----------
Net assets at end of
 period.................  $ 6,752,279   9,527,322  10,347,930    9,305,260  11,767,281  11,177,224
                          ===========  ==========  ==========  ===========  ==========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                    Variable Insurance Products Fund III
                          -------------------------------------------------------------
                                                              Growth Opportunities
                            Growth & Income Portfolio               Portfolio
                          --------------------------------  ---------------------------
                             Year ended December 31,         Year ended December 31,
                          --------------------------------  ---------------------------
                             2000       1999       1998       2000      1999     1998
                          ----------  ---------  ---------  ---------  -------  -------
Increase (decrease) in
 net assets
From operations:
  Net investment income
   (expense)............  $      (39)   (16,131)   (10,395)     1,999   (3,398)  (1,877)
  Net realized gain
   (loss)...............     (41,849)   160,560    100,071    (12,867)  32,368   15,522
  Unrealized
   appreciation
   (depreciation) on
   investments..........    (131,011)   (48,360)    91,779   (187,366) (18,063)  75,120
  Capital gain
   distributions........      98,008     13,296      1,681     54,448   12,249   14,232
                          ----------  ---------  ---------  ---------  -------  -------
Increase (decrease) in
 net assets from
 operations.............     (74,891)   109,365    183,136   (143,786)  23,156  102,997
                          ----------  ---------  ---------  ---------  -------  -------
From capital
 transactions:
  Net premiums..........         --      11,807     23,295        --       589   39,535
  Loan interest.........         439        (19)      (393)      (124)     (95)    (134)
  Transfers (to) from
   the general account
   of GE Life & Annuity:
    Death benefits......         --         --         --         --       --       --
    Surrenders..........     (35,791)   (33,425)       --     (39,679) (17,405)     --
    Loans...............     (28,635)    (9,320)    (3,183)   (40,159)    (979)     --
    Cost of insurance
     and administrative
     expense (note 3)...     (10,528)   (15,670)    (7,686)    (6,011)  (8,389)  (5,140)
    Transfer gain (loss)
     and transfer fees..       1,876     43,657     28,249     (3,398)      (7)   1,640
  Transfers (to) from
   the Guarantee
   Account..............      (1,865)    10,278     13,857        --       --     8,711
  Interfund transfers...    (302,084)   392,746    357,477   (166,551) 265,913  145,247
                          ----------  ---------  ---------  ---------  -------  -------
Increase (decrease) in
 net assets from capital
 transactions...........    (376,588)   400,054    411,616   (255,922) 239,627  189,859
                          ----------  ---------  ---------  ---------  -------  -------
  Increase (decrease) in
   net assets...........    (451,479)   509,419    594,752   (399,708) 262,783  292,856
Net assets at beginning
 of year................   1,514,616  1,005,197    410,445    907,086  644,303  351,447
                          ----------  ---------  ---------  ---------  -------  -------
Net assets at end of
 period.................  $1,063,137  1,514,616  1,005,197    507,378  907,086  644,303
                          ==========  =========  =========  =========  =======  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                           Federated Insurance Series
                          ------------------------------------------------------------------
                            American Leaders Fund II          High Income Bond Fund II
                          -------------------------------  ---------------------------------
                             Year ended December 31,           Year ended December 31,
                          -------------------------------  ---------------------------------
                            2000       1999       1998        2000       1999        1998
                          ---------  ---------  ---------  ----------  ---------  ----------
Increase (decrease) in
 net assets
From operations:
  Net investment income
   (expense)............  $  (2,371)    (4,270)    (8,076)     72,903     66,628      30,429
  Net realized gain
   (loss)...............      6,438     19,046     (4,077)    (82,095)   (82,162)     85,989
  Unrealized
   appreciation
   (depreciation)
   on investments.......    (19,766)   (65,306)    58,884     (72,858)       543     (90,012)
  Capital gain
   distributions........     23,522     98,945     39,312         --       7,321      13,650
                          ---------  ---------  ---------  ----------  ---------  ----------
Increase (decrease) in
 net assets from
 operations.............      7,823     48,415     86,043     (82,050)    (7,670)     40,056
                          ---------  ---------  ---------  ----------  ---------  ----------
From capital
 transactions:
  Net premiums..........     24,082     57,574     96,517       7,200     17,397      28,358
  Loan interest.........        (11)       (79)      (225)     (2,038)      (244)       (409)
  Transfers (to) from
   the general account
   of GE Life & Annuity:
    Death benefits......        --         --         --          --         --          --
    Surrenders..........    (92,957)       --         --      (35,759)   (28,048)        --
    Loans...............     (4,402)    (6,155)   (12,883)    (15,175)   (73,906)    (14,686)
    Cost of insurance
     and administrative
     expense (note 3)...     (7,625)   (12,640)   (11,161)     (9,059)   (13,418)    (14,411)
    Transfer gain (loss)
     and transfer fees..     (2,499)     1,294      2,778     435,645    (13,811)        706
  Transfers (to) from
   the Guarantee
   Account..............     27,939      9,174     16,071         --         --        6,031
  Interfund transfers...   (138,618)  (210,684)   343,685    (702,240)     6,333  (1,149,736)
                          ---------  ---------  ---------  ----------  ---------  ----------
Increase (decrease) in
 net assets from capital
 transactions...........   (194,091)  (161,516)   434,782    (321,426)  (105,697) (1,144,147)
                          ---------  ---------  ---------  ----------  ---------  ----------
  Increase (decrease) in
   net assets...........   (186,268)  (113,101)   520,825    (403,476)  (113,367) (1,104,091)
Net assets at beginning
 of year................    925,484  1,038,585    517,760   1,016,156  1,129,523   2,233,614
                          ---------  ---------  ---------  ----------  ---------  ----------
Net assets at end of
 period.................  $ 739,216    925,484  1,038,585     612,680  1,016,156   1,129,523
                          =========  =========  =========  ==========  =========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                             Federated Insurance
                                   Series
                                 (continued)                 Alger American Fund
                          ---------------------------  ----------------------------------
                               Utility Fund II          Small Capitalization Portfolio
                          ---------------------------  ----------------------------------
                           Year ended December 31,         Year ended December 31,
                          ---------------------------  ----------------------------------
                            2000      1999     1998       2000         1999       1998
                          --------  --------  -------  -----------  ----------  ---------
Increase (decrease) in
 net assets
From operations:
  Net investment income
   (expense)............  $  6,841     6,892   (2,093)     (37,231)    (28,322)   (21,533)
  Net realized gain
   (loss)...............     4,509    10,756   25,956     (261,756)    263,133   (361,335)
  Unrealized
   appreciation
   (depreciation) on
   investments..........   (65,634)  (42,270)   8,478   (1,729,123)    286,111    411,856
  Capital gain
   distributions........     8,200    25,666   24,895    1,020,453     250,852    207,517
                          --------  --------  -------  -----------  ----------  ---------
Increase (decrease) in
 net assets from
 operations.............   (46,084)    1,044   57,236   (1,007,657)    771,774    236,505
                          --------  --------  -------  -----------  ----------  ---------
From capital
 transactions:
  Net premiums..........       --        --    21,133       42,602      47,061     53,010
  Loan interest.........      (453)     (581)    (807)      (1,358)     (4,390)      (394)
  Transfers (to) from
   the general account
   of GE Life & Annuity:
    Death benefits......       --        --       --           --          --     (13,545)
    Surrenders..........    (9,261)  (14,150)     --       (56,931)        --     (70,773)
    Loans...............   (10,106)  (27,345) (18,860)     (11,721)      3,449     22,480
    Cost of insurance
     and administrative
     expense (note 3)...    (4,416)   (5,113)  (5,595)     (28,533)    (25,363)   (19,635)
    Transfer gain (loss)
     and transfer fees..    38,254        76      690       40,889      46,137     68,756
  Transfers (to) from
   the Guarantee
   Account..............     6,077       --       --        22,158      11,769     23,461
  Interfund transfers...       759   (67,113)  79,433      419,213  (1,053,597) 1,262,264
                          --------  --------  -------  -----------  ----------  ---------
Increase (decrease) in
 net assets from capital
 transactions...........    20,854  (114,226)  75,994      426,319    (974,934) 1,325,624
                          --------  --------  -------  -----------  ----------  ---------
  Increase (decrease) in
   net assets...........   (25,230) (113,182) 133,230     (581,338)   (203,160) 1,562,129
Net assets at beginning
 of year................   413,388   526,570  393,340    2,819,126   3,022,286  1,460,157
                          --------  --------  -------  -----------  ----------  ---------
Net assets at end of
 period.................  $388,158   413,388  526,570    2,237,788   2,819,126  3,022,286
                          ========  ========  =======  ===========  ==========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                                               PBHG Insurance Series
                          Alger American Fund (continued)           Fund, Inc.
                          ---------------------------------  ---------------------------
                                                               PBHG Large Cap Growth
                             LargeCap Growth Portfolio               Portfolio
                          ---------------------------------  ---------------------------
                              Year ended December 31,         Year ended December 31,
                          ---------------------------------  ---------------------------
                             2000        1999       1998       2000      1999     1998
                          -----------  ---------  ---------  ---------  -------  -------
Increase (decrease) in
 net assets
From operations:
  Net investment income
   (expense)............  $   (71,997)   (53,403)   (24,502)    (8,329)  (1,948)  (1,340)
  Net realized gain
   (loss)...............      123,244    367,836    342,335     26,132   29,261   12,396
  Unrealized
   appreciation
   (depreciation) on
   investments..........   (1,653,849)   477,546    332,102   (197,654)  99,164   11,365
  Capital gain
   distributions........      732,190    415,458    353,476     23,477      --       --
                          -----------  ---------  ---------  ---------  -------  -------
Increase (decrease) in
 net assets from
 operations.............     (870,412) 1,207,437  1,003,411   (156,374) 126,477   22,421
                          -----------  ---------  ---------  ---------  -------  -------
From capital
 transactions:
  Net premiums..........       17,233     61,208     49,615      2,500    6,138      --
  Loan interest.........       (2,900)    (2,317)      (929)      (545)      26      --
  Transfers (to) from
   the general account
   of GE Life & Annuity:
    Death benefits......          --     (26,523)   (19,533)       --       --       --
    Surrenders..........     (366,285)  (286,712)   (43,795)   (17,527)     --    (3,629)
    Loans...............      (19,926)   (87,064)   (69,736)   (10,196)    (678)    (817)
    Cost of insurance
     and administrative
     expense (note 3)...      (53,256)   (46,522)   (27,911)    (6,107)  (1,747)  (2,407)
    Transfer gain (loss)
     and transfer fees..       37,061     (7,321)    30,431      4,652   (6,275)  (2,844)
  Transfers (to) from
   the Guarantee
   Account..............        2,731        500     35,331        --       --       --
  Interfund transfers...      181,812  1,365,674    631,892    494,511  128,326   (8,883)
                          -----------  ---------  ---------  ---------  -------  -------
Increase (decrease) in
 net assets from capital
 transactions...........     (203,530)   970,923    585,365    467,288  125,790  (18,580)
                          -----------  ---------  ---------  ---------  -------  -------
  Increase (decrease) in
   net assets...........   (1,073,942) 2,178,360  1,588,776    310,914  252,267    3,841
Net assets at beginning
 of year................    5,523,912  3,345,552  1,756,776    287,962   35,695   31,854
                          -----------  ---------  ---------  ---------  -------  -------
Net assets at end of
 period.................  $ 4,449,970  5,523,912  3,345,552    598,876  287,962   35,695
                          ===========  =========  =========  =========  =======  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                            PBHG Insurance Series
                           Fund, Inc. (continued)             Janus Aspen Series
                          ---------------------------  ----------------------------------
                          PBHG Growth II Portfolio       Aggressive Growth Portfolio
                          ---------------------------  ----------------------------------
                           Year ended December 31,         Year ended December 31,
                          ---------------------------  ----------------------------------
                            2000      1999     1998       2000         1999       1998
                          ---------  -------  -------  -----------  ----------  ---------
Increase (decrease) in
 net assets
From operations:
  Net investment income
   (expense)............  $ (16,459)  (3,631)  (1,328)    (123,063)    (25,047)   (31,583)
  Net realized gain
   (loss)...............   (368,039) 127,082   36,908    2,053,482   1,877,887    678,326
  Unrealized
   appreciation
   (depreciation) on
   investments..........   (133,963)  66,595   15,978   (6,007,948)  3,056,764    307,545
  Capital gain
   distributions........     13,900      --       --     1,056,305      70,984        --
                          ---------  -------  -------  -----------  ----------  ---------
Increase (decrease) in
 net assets from
 operations.............   (504,561) 190,046   51,558   (3,021,224)  4,980,588    954,288
                          ---------  -------  -------  -----------  ----------  ---------
From capital
 transactions:
  Net premiums..........     12,332    2,000    3,717       32,402      29,506     42,148
  Loan interest.........       (512)    (191)     (58)       6,102      (3,772)    (1,997)
  Transfers (to) from
   the general account
   of GE Life & Annuity:
    Death benefits......        --       --       --           --          --         --
    Surrenders..........    (18,539)     --       --      (185,663)   (147,936)    (9,219)
    Loans...............    (59,196) (10,000)     --      (245,413)   (100,897)   (24,856)
    Cost of insurance
     and administrative
     expense (note 3)...    (10,343)  (4,856)  (1,168)     (83,961)    (51,847)   (25,282)
  Transfer gain (loss)
   and transfer fees....    598,074  (19,026) (36,339)     242,952      78,299   (164,381)
  Transfers (to) from
   the Guarantee
   Account..............     41,500      --    25,929      112,220         --       8,345
  Interfund transfers...    152,798   33,117    2,248   (1,682,905)  2,991,895   (793,229)
                          ---------  -------  -------  -----------  ----------  ---------
Increase (decrease) in
 net assets from capital
 transactions...........    716,114    1,044   (5,671)  (1,804,266)  2,795,248   (968,471)
                          ---------  -------  -------  -----------  ----------  ---------
  Increase (decrease) in
   net assets...........    211,553  191,090   45,887   (4,825,490)  7,775,836    (14,183)
Net assets at beginning
 of year................    329,083  137,993   92,106   10,550,125   2,774,289  2,788,472
                          ---------  -------  -------  -----------  ----------  ---------
Net assets at end of
 period.................  $ 540,636  329,083  137,993    5,724,635  10,550,125  2,774,289
                          =========  =======  =======  ===========  ==========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                           Janus Aspen Series (continued)
                          ---------------------------------------------------------------------
                                 Growth Portfolio               Worldwide Growth Portfolio
                          ---------------------------------  ----------------------------------
                              Year ended December 31,            Year ended December 31,
                          ---------------------------------  ----------------------------------
                             2000        1999       1998        2000        1999        1998
                          -----------  ---------  ---------  ----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
  Net investment income
   (expense)............  $  (129,344)   (82,113)   118,490    (219,782)   (150,353)    150,828
  Net realized gain
   (loss)...............      829,366    732,403    870,857   4,249,648   1,684,622   1,535,984
  Unrealized
   appreciation
   (depreciation) on
   investments..........   (3,208,185) 2,126,069    434,354  (8,564,849)  5,709,994     417,036
  Capital gain
   distributions........      841,540     38,444    150,149   1,482,669         --      114,875
                          -----------  ---------  ---------  ----------  ----------  ----------
Increase (decrease) in
 net assets from
 operations.............   (1,666,623) 2,814,803  1,573,850  (3,052,314)  7,244,263   2,218,723
                          -----------  ---------  ---------  ----------  ----------  ----------
From capital
 transactions:
  Net premiums..........       65,954     83,311     64,698      99,960     181,280     276,172
  Loan interest.........      (11,139)    (8,033)    (5,496)     (8,782)     (5,533)     (3,134)
  Transfers (to) from
   the general account
   of GE Life & Annuity
    Death benefits......     (163,572)   (23,434)       --     (165,432)    (23,423)    (68,985)
    Surrenders..........     (278,153)  (332,087)  (103,135)   (403,972)   (306,760)   (104,833)
    Loans...............     (122,844)  (113,712)  (159,214)   (731,101)    (86,961)    (97,145)
    Cost of insurance
     and administrative
     expense
     (note 3)...........      (96,899)   (72,587)   (55,256)   (168,051)   (127,864)   (110,038)
    Transfer gain (loss)
     and transfer fees..       40,865      9,023     16,223     163,005       3,589      12,636
  Transfers (to) from
   the Guarantee
   Account..............       76,974      3,568     18,355      72,007      35,983     (12,929)
  Interfund transfers...      751,417  1,275,017    305,817     440,806     269,462     863,455
                          -----------  ---------  ---------  ----------  ----------  ----------
Increase (decrease) in
 net assets from capital
 transactions...........      262,603    821,066     81,992    (701,560)    (60,227)    755,199
                          -----------  ---------  ---------  ----------  ----------  ----------
  Increase (decrease) in
   net assets...........   (1,404,020) 3,635,869  1,655,842  (3,753,874)  7,184,036   2,973,922
Net assets at beginning
 of year................    9,895,917  6,260,048  4,604,206  18,384,348  11,200,312   8,226,390
                          -----------  ---------  ---------  ----------  ----------  ----------
Net assets at end of
 period.................  $ 8,491,897  9,895,917  6,260,048  14,630,474  18,384,348  11,200,312
                          ===========  =========  =========  ==========  ==========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                       Janus Aspen Series (continued)
                          --------------------------------------------------------------
                                Balanced Portfolio           Flexible Income Portfolio
                          ---------------------------------  ---------------------------
                              Year ended December 31,         Year ended December 31,
                          ---------------------------------  ---------------------------
                             2000        1999       1998       2000      1999     1998
                          -----------  ---------  ---------  ---------  -------  -------
Increase (decrease) in
 net assets
From operations:
  Net investment income
   (expense)............  $   (36,978)    56,688    102,703        966   18,729   17,911
  Net realized gain
   (loss)...............      237,385    397,981     75,042     (7,051)   2,310    2,524
  Unrealized
   appreciation
   (depreciation) on
   investments..........   (1,219,714)   859,559  1,021,865      8,147  (20,012)   3,399
  Capital gain
   distributions........      762,535        --      26,713      9,377    1,152    1,021
                          -----------  ---------  ---------  ---------  -------  -------
Increase (decrease) in
 net assets from
 operations.............     (256,772) 1,314,228  1,226,323     11,439    2,179   24,855
                          -----------  ---------  ---------  ---------  -------  -------
From capital
 transactions:
  Net premiums..........       47,714     39,986     20,390        --     9,934    5,245
  Loan interest.........      (16,102)    (7,355)    (4,091)       469      (42)    (324)
  Transfers (to) from
   the general account
   of GE Life & Annuity
    Death benefits......     (301,913)   (24,021)   (18,660)       --       --       --
    Surrenders..........      (30,074)  (382,801)    (5,329)   (41,001)     --   (52,087)
    Loans...............      (68,426)  (339,651)   (78,415)       112    2,596   21,183
    Cost of insurance
     and administrative
     expense (note 3)...      (62,573)   (55,893)   (43,371)    (2,492)  (4,230)  (3,675)
    Transfer gain (loss)
     and transfer fees..       53,917     (6,027)       989       (154)     225     (208)
  Transfers (to) from
   the Guarantee
   Account..............       52,722     14,501     46,495        --       --        85
  Interfund transfers...      487,036  1,299,658    395,097    (79,450) (85,330) 269,008
                          -----------  ---------  ---------  ---------  -------  -------
Increase (decrease) in
 net assets from capital
 transactions...........      162,301    538,397    313,105   (122,516) (76,847) 239,227
                          -----------  ---------  ---------  ---------  -------  -------
  Increase (decrease) in
   net assets...........      (94,471) 1,852,625  1,539,428   (111,077) (74,668) 264,082
Net assets at beginning
 of year................    6,937,571  5,084,946  3,545,518    361,418  436,086  172,004
                          -----------  ---------  ---------  ---------  -------  -------
Net assets at end of
 period.................  $ 6,843,100  6,937,571  5,084,946    250,341  361,418  436,086
                          ===========  =========  =========  =========  =======  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                         Janus Aspen Series (continued)
                          ------------------------------------------------------------------
                                                                 Capital Appreciation
                          International Growth Portfolio               Portfolio
                          ---------------------------------  -------------------------------
                              Year ended December 31,           Year ended December 31,
                          ---------------------------------  -------------------------------
                             2000        1999       1998        2000        1999      1998
                          -----------  ---------  ---------  -----------  ---------  -------
Increase (decrease) in
 net assets
From operations:
  Net investment income
   (expense)............  $   (44,773)   (28,206)    22,885      (31,200)   (31,231)  (5,716)
  Net realized gain
   (loss)...............    1,146,311    452,801    171,620      477,631    435,959  225,641
  Unrealized
   appreciation
   (depreciation) on
   investments..........   (1,860,929) 1,288,333    158,124   (1,179,619)   837,570   56,754
  Capital gain
   distributions........      181,169        --       7,791       24,888     10,754      --
                          -----------  ---------  ---------  -----------  ---------  -------
Increase (decrease) in
 net assets from
 operations.............     (578,222) 1,712,928    360,420     (708,300) 1,253,052  276,679
                          -----------  ---------  ---------  -----------  ---------  -------
From capital
 transactions:
  Net premiums..........       14,765     18,930     36,145       41,852     73,275   12,000
  Loan interest.........       (2,551)     1,974       (617)      (1,709)    (1,142)     --
  Transfers (to) from
   the general account
   of GE Life & Annuity
    Death benefits......          --         --     (11,677)         --         --       --
    Surrenders..........     (403,605)   (13,011)   (60,448)     (74,857)   (41,706)     --
    Loans...............     (625,002)    (7,155)     4,516     (111,956)    (7,970) (37,337)
    Cost of insurance
     and administrative
     expense (note 3)...      (39,201)   (25,425)   (24,306)     (33,051)   (28,392)  (8,261)
    Transfer gain (loss)
     and transfer fees..      115,163     (1,336)    59,856       (1,182)   119,454   (4,436)
  Transfers (to) from
   the Guarantee
   Account..............          --         --      77,727       30,654        --       --
  Interfund transfers...      674,650   (913,181)   813,972     (164,190) 1,353,094  677,289
                          -----------  ---------  ---------  -----------  ---------  -------
Increase (decrease) in
 net assets from capital
 transactions...........     (265,781)  (939,204)   895,168     (314,439) 1,466,613  639,255
                          -----------  ---------  ---------  -----------  ---------  -------
  Increase (decrease) in
   net assets...........     (844,003)   773,724  1,255,588   (1,022,739) 2,719,665  915,934
Net assets at beginning
 of year................    3,817,130  3,043,406  1,787,818    3,647,524    927,859   11,925
                          -----------  ---------  ---------  -----------  ---------  -------
Net assets at end of
 period.................  $ 2,973,127  3,817,130  3,043,406    2,624,785  3,647,524  927,859
                          ===========  =========  =========  ===========  =========  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               Janus Aspen Series --       Goldman Sachs Variable Insurance
                                   Service Shares                       Trust
                          ------------------------------- ------------------------------------
                            Global Life       Global
                             Sciences       Technology
                             Portfolio       Portfolio          Growth and Income Fund
                          --------------- --------------- ------------------------------------
                            Period from     Period from     Year ended
                          June 1, 2000 to June 6, 2000 to  December 31,        Period from
                           December 31,    December 31,   ----------------  October 6, 1998 to
                               2000            2000         2000     1999   December 31, 1998
                          --------------- --------------- --------  ------  ------------------
Increase (decrease) in
 net assets
From operations:
  Net investment income
   (expense)............     $   (916)           (766)        (552)    118           37
  Net realized gain
   (loss)...............         (239)       (207,776)      (1,573)    573           58
  Unrealized
   appreciation
   (depreciation) on
   investments..........        8,275         (42,258)        (748) (2,840)          49
  Capital gain
   distributions........          --              --           --      --           --
                             --------        --------     --------  ------        -----
Increase (decrease) in
 net assets from
 operations.............        7,120        (250,800)      (2,873) (2,149)         144
                             --------        --------     --------  ------        -----
From capital
 transactions:
  Net premiums..........          --              --           --    1,250          --
  Loan interest.........           (3)           (855)         --      (86)         --
  Transfers (to) from
   the general account
   of GE Life & Annuity
    Death benefits......          --              --           --      --           --
    Surrenders..........          --              --           --      --           --
    Loans...............         (726)           (765)         --      --           --
    Cost of insurance
     and administrative
     expense (note 3)...         (742)         (1,169)        (495)   (497)         (10)
    Transfer gain (loss)
     and transfer fees..          190           3,052          417     (19)          63
  Transfers (to) from
   the Guarantee
   Account..............          --              --           --      --           --
  Interfund transfers...      148,652         422,512      (24,957) 64,781        5,092
                             --------        --------     --------  ------        -----
Increase (decrease) in
 net assets from capital
 transactions...........      147,371         422,775      (25,035) 65,429        5,145
                             --------        --------     --------  ------        -----
  Increase (decrease) in
   net assets...........      154,491         171,975      (27,908) 63,280        5,289
Net assets at beginning
 of year................          --              --        68,569   5,289          --
                             --------        --------     --------  ------        -----
Net assets at end of
 period.................     $154,491         171,975       40,661  68,569        5,289
                             ========        ========     ========  ======        =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                          Goldman Sachs Variable Insurance
                                        Trust                   Salomon Brothers Variable
                                     (continued)                     Series Fund Inc.
                          ----------------------------------- ------------------------------
                                 Mid Cap Value Fund                Strategic Bond Fund
                          ----------------------------------- ------------------------------
                                                                              Period from
                             Year ended        Period from     Year ended  March 19, 1999 to
                            December 31,     June 25, 1998 to December 31,   December 31,
                          -----------------    December 31,   ------------ -----------------
                            2000     1999          1998           2000           1999
                          --------  -------  ---------------- ------------ -----------------
Increase (decrease) in
 net assets
From operations:
  Net investment income
   (expense)............  $    311   (3,000)         425            (486)        (1,150)
  Net realized gain
   (loss)...............   (12,964)  84,871          (16)         (3,595)       (14,814)
  Unrealized
   appreciation
   (depreciation) on
   investments..........   101,034  (27,108)         196           4,324         (4,324)
  Capital gain
   distributions........    15,479      --           --              --             --
                          --------  -------       ------       ---------        -------
Increase (decrease) in
 net assets from
 operations.............   103,860   54,763          605             243        (20,288)
                          --------  -------       ------       ---------        -------
From capital
 transactions:
  Net premiums..........     2,000    7,450          --              --             --
  Loan interest.........       (65)     945          --              892            227
  Transfers (to) from
   the general account
   of GE Life & Annuity:
    Death benefits......       --       --           --              --             --
    Surrenders..........       --       --           --              --             --
    Loans...............    (1,542)     --           --              --          11,465
    Cost of insurance
     and administrative
     expense (note 3)...    (3,660)  (2,968)        (279)           (135)        (2,472)
    Transfer gain (loss)
     and transfer fees..    (2,373)  35,817          116         443,339           (471)
  Transfers (to) from
   the Guarantee
   Account..............       --    23,524          --              --             --
  Interfund transfers...   315,369   44,102       79,827        (546,787)       113,987
                          --------  -------       ------       ---------        -------
Increase (decrease) in
 net assets from capital
 transactions...........   309,729  108,870       79,664        (102,691)       122,736
                          --------  -------       ------       ---------        -------
  Increase (decrease) in
   net assets...........   413,589  163,633       80,269        (102,448)       102,448
Net assets at beginning
 of year................   243,902   80,269          --          102,448            --
                          --------  -------       ------       ---------        -------
Net assets at end of
 period.................  $657,491  243,902       80,269             --         102,448
                          ========  =======       ======       =========        =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                       Salomon Brothers Variable Series
                                             Fund Inc. (continued)
                                -----------------------------------------------
                                 Investors Fund         Total Return Fund
                                ----------------- -----------------------------
                                                                 Period from
                                   Period from     Year ended  July 14, 1999 to
                                March 31, 2000 to December 31,   December 31,
                                December 31, 2000     2000           1999
                                ----------------- ------------ ----------------
Increase (decrease) in net
 assets
From operations:
  Net investment income
   (expense)...................     $    172           179            115
  Net realized gain (loss).....          946            (7)            (8)
  Unrealized appreciation
   (depreciation) on
   investments.................          914           367           (424)
  Capital gain distributions...        6,211           --             --
                                    --------         -----          -----
Increase (decrease) in net
 assets from operations........        8,243           539           (317)
                                    --------         -----          -----
From capital transactions:
  Net premiums.................          --            --             --
  Loan interest................          --            (24)           --
  Transfers (to) from the
   general account of GE Life &
   Annuity:
    Death benefits.............          --            --             --
    Surrenders.................          --            --             --
    Loans......................       (1,984)          --            (134)
    Cost of insurance and
     administrative expense
     (note 3)..................       (1,011)         (153)           (65)
    Transfer gain (loss) and
     transfer fees.............           (1)           34              1
  Transfers (to) from the
   Guarantee Account...........          --            --             --
  Interfund transfers..........      210,409         2,641          6,940
                                    --------         -----          -----
Increase (decrease) in net
 assets from capital
 transactions..................      207,413         2,498          6,742
                                    --------         -----          -----
  Increase (decrease) in net
   assets......................      215,656         3,037          6,425
Net assets at beginning of
 year..........................          --          6,425            --
                                    --------         -----          -----
Net assets at end of period....     $215,656         9,462          6,425
                                    ========         =====          =====

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                         Notes to Financial Statements

                               December 31, 2000

(1) Description of Entity

  GE Life & Annuity Separate Account III (the Account) is a separate investment account established in 1986 by GE Life and Annuity Assurance Company (GE Life & Annuity) under the laws of the Commonwealth of Virginia. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account is used to fund certain benefits for variable life insurance policies issued by GE Life & Annuity. GE Life & Annuity is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. A majority of the capital stock of GE Life & Annuity is owned by General Electric Capital Assurance Company. General Electric Capital Assurance Company and its parent, GE Financial Assurance Holdings, Inc., are indirect, wholly-owned subsidiaries of General Electric Capital Corporation (GE Capital). GE Capital, a diversified financial services company, is a wholly-owned subsidiary of General Electric Company (GE), a New York corporation.

  In October 2000, the Alger Growth Portfolio changed its name to the Alger LargeCap Growth Portfolio.

  In May 2000, GE Investments Funds, Inc. changed the name of its Value Equity Fund to Mid-Cap Value Equity Fund.

  In April 2000, two new investment subdivisions were added to the Account. The Global Life Sciences Portfolio and the Global Technology Portfolio each invests solely in a designated portfolio of the Janus Aspen Series -- Service Shares. All designated portfolios described above are series type mutual funds.

  In June 1999, a new subdivision was added to the Account. The Premier Growth Equity Fund invests solely in a designated portfolio of the GE Investments Funds, Inc. and is a series type mutual fund. In May 1999, the Oppenheimer Variable Account Growth Fund changed its name to the Oppenheimer Variable Account Capital Appreciation Fund/VA.

  In October 1998, three new investment subdivisions were added to the Account. The Investors Fund, Strategic Bond Fund, and the Total Return Fund each invest solely in a designated portfolio of the Salomon Brothers Variable Series Fund Inc. All designated portfolios described above are series type mutual funds.

  In May 1998, three new investment subdivisions were added to the Account. The U.S. Equity Fund invests solely in a designated portfolio of the GE Investments Funds, Inc. The Growth and Income, and Mid Cap Value Funds each invest solely in a designated portfolio of the Goldman Sachs Variable Insurance Trust. All designated portfolios described above are series type mutual funds.

  For policies issued after May 1, 1995, some policyowners may transfer cash values between the Account's portfolios and the Guarantee Account that is part of the general account of GE Life & Annuity. Amounts transferred to the Guarantee Account earn interest at the interest rate effective at the time of such transfer and remain in effect for one year, after which a new rate may be declared.

(2) Summary of Significant Accounting Policies

 (a) Unit Class

  There are two unit classes included in the Account. Type I units are sold under policy form P1097. Type II units are sold under policy forms P1254 and P1255. Type II unit sales began in December 2000; however, no policies were sold as of the end of the reporting period.

 (b) Investments

  Investments are stated at fair value which is based on the underlying net asset value per share of the respective portfolios or funds. Purchases and sales of investments are recorded on the trade date and income

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 2000


(2) Summary of Significant Accounting Policies -- Continued

distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last business day in the applicable period.

  The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2000 were:

                                                        Cost of      Proceeds
                                                         Shares        from
Fund/Portfolio                                          Acquired   Shares Sold
--------------                                        ------------ ------------
GE Investments Funds, Inc.:
  S&P 500 Index Fund................................. $  2,521,412 $  2,652,306
  Money Market Fund..................................  195,299,638  199,702,951
  Total Return Fund..................................      239,656      215,296
  International Equity Fund..........................    3,066,767    3,035,795
  Real Estate Securities Fund........................    2,860,611    2,966,771
  Global Income Fund.................................    2,180,725    1,555,034
  Mid-Cap Value Equity Fund..........................      725,195      729,123
  Income Fund........................................      373,438      480,124
  U.S. Equity Fund...................................      107,861       82,035
  Premier Growth Equity Fund.........................      295,526       59,511
Oppenheimer Variable Account Funds:
  Bond Fund/VA.......................................    2,286,552    1,895,538
  Capital Appreciation Fund/VA.......................    6,892,437    6,610,583
  Aggressive Growth Fund/VA..........................    4,905,648    4,365,770
  High Income Fund/VA................................    3,631,577    4,283,459
  Multiple Strategies Fund/VA........................      490,972      374,431
Variable Insurance Products Fund:
  Equity-Income Portfolio............................    5,212,425    6,744,106
  Growth Portfolio...................................    5,676,827    4,778,198
  Overseas Portfolio.................................   14,258,981   14,094,316
Variable Insurance Products Fund II:
  Asset Manager Portfolio............................    1,358,374    3,034,127
  Contrafund Portfolio...............................    4,100,845    4,300,815
Variable Insurance Products Fund III:
  Growth & Income Portfolio..........................      456,305      735,534
  Growth Opportunties Portfolio......................      497,456      697,481
Federated Insurance Series:
  American Leaders Fund II...........................      166,267      339,542
  High Income Bond Fund II...........................    3,915,819    4,165,228
  Utility Fund II....................................      195,196      159,521
Alger American Fund
  Small Capitalization Portfolio.....................    6,573,010    5,164,574
  LargeCap Growth Portfolio..........................    1,947,817    1,493,277
PBHG Insurance Series Fund, Inc.
  PBHG Large Cap Growth Portfolio....................    1,364,193      882,139
  PBHG Growth II Portfolio...........................  102,909,774   99,469,860

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 2000


(2) Summary of Significant Accounting Policies -- Continued

                                                         Cost of      Proceeds
                                                          Shares        from
Fund/Portfolio                                           Acquired   Shares Sold
--------------                                         ------------ ------------
Janus Aspen Series:
  Aggressive Growth Portfolio......................... $ 26,016,649 $ 26,876,709
  Growth Portfolio....................................    4,485,109    3,513,505
  Worldwide Growth Portfolio..........................   19,402,054   18,846,628
  Balanced Portfolio..................................    2,121,095    1,128,765
  Flexible Income Portfolio...........................      161,507      273,786
  International Growth Portfolio......................   15,300,424   15,430,972
  Capital Appreciation Portfolio......................    3,259,606    3,572,585
Janus Aspen Series -- Service Shares
  Global Life Sciences Portfolio......................      206,357       64,497
  Global Technology Portfolio.........................    1,775,040    1,352,964
Goldman Sachs Variable Insurance Trust
  Growth and Income Fund..............................       31,823       57,440
  Mid Cap Value Fund..................................    2,116,048    1,805,144
Salomon Brothers Variable Series Fund Inc.
  Strategic Bond Fund.................................      930,444    1,033,678
  Investors Fund......................................      246,228       32,364
  Total Return Fund...................................        3,015          339

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 2000


(2) Summary of Significant Accounting Policies -- Continued

 (c) Capital Transactions

  The increase (decrease) in outstanding units from capital transactions for the years or lesser periods ended December 31, 2000, 1999, and 1998 are as follows:

                                       GE Investments Funds, Inc.
                            ----------------------------------------------------
                            S&P 500   Money    Total                 Real Estate
                             Index    Market   Return  International Securities
                             Fund      Fund     Fund    Equity Fund     Fund
                            -------  --------  ------  ------------- -----------
Units outstanding at
 December 31, 1997........   93,601   747,796  64,351     20,612        58,202
                            -------  --------  ------     ------       -------
From capital transactions:
  Net premiums............   10,503   618,502     457        (63)        2,573
  Loan interest...........      (51)      939      (4)         3           (12)
  Transfers (to) from the
   general account of GE
   Life & Annuity:
    Death benefits........     (776)     (579)    --         --            --
    Surrenders............   (3,536)  (29,501) (5,534)       --           (181)
    Loans.................     (258)  (62,560) (1,140)      (230)         (955)
    Cost of insurance and
     administrative
     expenses.............   (1,578)   (8,969)   (602)       231          (703)
  Transfers (to) from the
   Guarantee Account......    4,508    (3,439)    353     (1,473)        2,167
  Interfund transfers.....   38,024  (569,612)  1,764      1,669       (13,779)
                            -------  --------  ------     ------       -------
Net increase (decrease) in
 units from capital
 transactions.............   46,836   (55,219) (4,706)       137       (10,890)
                            -------  --------  ------     ------       -------
Units outstanding at
 December 31, 1998........  140,437   692,577  59,645     20,749        47,312
                            -------  --------  ------     ------       -------
From capital transactions:
  Net premiums............    4,635   453,065     283        --            593
  Loan interest...........      (80)    2,062     (23)       --            (65)
  Transfers (to) from the
   general account of GE
   Life & Annuity:
    Death benefits........      --        --      --         --            --
    Surrenders............  (12,655) (253,135) (4,209)       --         (2,315)
    Loans.................     (319)  (45,695)   (167)       --           (262)
    Cost of insurance and
     administrative
     expenses.............   (1,697)   (9,438)   (586)      (244)         (546)
  Transfers (to) from the
   Guarantee Account......       27       --       16        --            --
  Interfund transfers.....   32,129   111,903  (2,341)     1,517        (2,972)
                            -------  --------  ------     ------       -------
Net increase (decrease) in
 units from capital
 transactions.............   22,040   258,762  (7,027)     1,273        (5,567)
                            -------  --------  ------     ------       -------
Units outstanding at
 December 31, 1999........  162,477   951,339  52,618     22,022        41,745
                            -------  --------  ------     ------       -------
From capital transactions:
  Net premiums............    2,069   362,734      69        --            260
  Loan Interest...........      (55)    3,773     (20)       --            (31)
  Transfers (to) from the
   general account of GE
   Life & Annuity:
    Death benefits........   (6,959)   (4,522)    --         --            --
    Surrenders............   (8,294) (234,141) (3,283)       --           (795)
    Loans.................   (1,340) (136,963)   (677)       (16)       (1,268)
    Cost of insurance and
     administrative
     expenses.............   (1,806)  (14,536)   (501)      (621)         (350)
  Transfers (to) from the
   Guarantee Account......      663   (14,750)    116     (2,169)          --
  Interfund transfers.....    9,802  (270,005)  2,232      1,504       137,794
                            -------  --------  ------     ------       -------
Net increase (decrease) in
 units from capital
 transactions.............   (5,920) (308,410) (2,064)    (1,302)      135,610
                            -------  --------  ------     ------       -------
Units outstanding at
 December 31, 2000........  156,557   642,929  50,554     20,720       177,355
                            =======  ========  ======     ======       =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 2000


(2) Summary of Significant Accounting Policies -- Continued

                                 GE Investments Funds, Inc. (continued)
                            ---------------------------------------------------
                            Global    Mid-Cap              U.S.      Premier
                            Income  Value Equity Income   Equity  Growth Equity
                             Fund       Fund      Fund     Fund       Fund
                            ------  ------------ -------  ------  -------------
Units outstanding at
 December 31, 1997.........  1,336     19,156    121,898     --         --
                            ------     ------    -------  ------     ------
From capital transactions:
  Net premiums.............    --       1,214          1     --         --
  Loan interest............    --         (63)      (366)    --         --
  Transfers (to) from the
   general account of GE
   Life & Annuity:
    Death benefits.........    --         --         --      --         --
    Surrenders.............    --         --        (252)    --         --
    Loans..................    --         (90)    (2,123)    --         --
    Cost of insurance and
     administrative
     expenses..............    (25)      (370)    (1,466)     (3)       --
  Transfers (to) from the
   Guarantee Account.......    --         --         764     --         --
  Interfund transfers......  1,172     18,643     19,037     955        --
                            ------     ------    -------  ------     ------
Net increase (decrease) in
 units from capital
 transactions..............  1,147     19,334     15,595     952        --
                            ------     ------    -------  ------     ------
Units outstanding at
 December 31, 1998.........  2,483     38,490    137,493     952        --
                            ------     ------    -------  ------     ------
From capital transactions:
  Net premiums.............      3        243      1,551     --          (1)
  Loan interest............    --         (66)      (457)    --         --
  Transfers (to) from the
   general account of GE
   Life & Annuity:
    Death benefits.........    --         --         --      --         --
    Surrenders.............    --         --      (8,378)    --         --
    Loans..................     15       (445)      (428)    --         (30)
    Cost of insurance and
     administrative
     expenses..............     (4)      (525)    (1,456)    (46)      (204)
  Transfers (to) from the
   Guarantee Account.......    --       1,886      1,928     --         --
  Interfund transfers......    162      7,567     (2,666)  9,329     39,537
                            ------     ------    -------  ------     ------
Net increase (decrease) in
 units from capital
 transactions..............    176      8,660     (9,906)  9,283     39,302
                            ------     ------    -------  ------     ------
Units outstanding at
 December 31, 1999.........  2,659     47,150    127,587  10,235     39,302
                            ------     ------    -------  ------     ------
From capital transactions:
  Net premiums.............    --         241        --      356        399
  Loan Interest............    720        (51)      (409)    --         --
  Transfers (to) from the
   general account of GE
   Life & Annuity:
    Death benefits.........    --         --         --      --         --
    Surrenders.............    --         --      (4,889)    --        (194)
    Loans..................    --         --      (2,648)   (107)       --
    Cost of insurance and
     administrative
     expenses..............   (128)      (490)    (1,218)   (119)      (650)
  Transfers (to) from the
   Guarantee Account.......    --         --         --    1,200      2,541
  Interfund transfers...... 59,821       (320)    (6,471)    335     15,833
                            ------     ------    -------  ------     ------
Net increase (decrease) in
 units from capital
 transactions.............. 60,413       (620)   (15,635)  1,665     17,929
                            ------     ------    -------  ------     ------
Units outstanding at
 December 31, 2000......... 63,072     46,530    111,952  11,900     57,231
                            ======     ======    =======  ======     ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 2000


(2) Summary of Significant Accounting Policies -- Continued

                                    Oppenheimer Variable Account Funds
                            ----------------------------------------------------
                                       Capital    Aggressive  High     Multiple
                             Bond    Appreciation   Growth   Income   Strategies
                            Fund/VA    Fund/VA     Fund/VA   Fund/VA   Fund/VA
                            -------  ------------ ---------- -------  ----------
Units outstanding at
 December 31, 1997........  160,651    127,881     205,918   207,125   123,075
                            -------    -------     -------   -------   -------
From capital transactions:
  Net premiums............    3,023      3,787       9,796       331        45
  Loan interest...........       88        (82)        655       (50)      (40)
  Transfers (to) from the
   general account of GE
   Life & Annuity:
    Death benefits........      --         --          --     (1,322)     (854)
    Surrenders............   (3,818)    (4,162)    (21,555)  (16,597)   (6,487)
    Loans.................      (34)    (3,464)    (58,985)     (993)   (2,318)
    Cost of insurance and
     administrative
     expenses.............   (1,373)    (1,353)     (7,454)   (1,787)   (1,472)
  Transfers (to) from the
   Guarantee Account......      399      1,693         693       812     1,351
  Interfund transfers.....  (52,085)    63,068      47,191     5,503     4,993
                            -------    -------     -------   -------   -------
Net increase (decrease) in
 units from capital
 transactions.............  (53,800)    59,487     (29,659)  (14,103)   (4,782)
                            -------    -------     -------   -------   -------
Units outstanding at
 December 31, 1998........  106,851    187,368     176,259   193,022   118,293
                            -------    -------     -------   -------   -------
From capital transactions:
  Net premiums............      934        925       1,328       212     1,302
  Loan interest...........      137        (79)       (126)      (64)       (7)
  Transfers (to) from the
   general account of GE
   Life & Annuity:
    Death benefits........      --         --         (554)      --        --
    Surrenders............   (1,554)   (17,001)    (10,319)   (2,950)   (6,514)
    Loans.................   (1,336)    (4,252)     (3,056)   (3,614)     (369)
    Cost of insurance and
     administrative
     expenses.............     (934)    (1,190)     (1,687)   (1,595)   (1,088)
  Transfers (to) from the
   Guarantee Account......      284        --          199        13        32
  Interfund transfers.....  (32,896)   (71,462)    (25,280)  (47,495)   (8,763)
                            -------    -------     -------   -------   -------
Net increase (decrease) in
 units from capital
 transactions.............  (35,365)   (93,059)    (39,495)  (55,493)  (15,407)
                            -------    -------     -------   -------   -------
Units outstanding at
 December 31, 1999........   71,486     94,309     136,764   137,529   102,886
                            -------    -------     -------   -------   -------
From capital transactions:
  Net premiums............   (1,804)       135         540        99        32
  Loan interest...........     (578)       (12)        (77)        5       258
  Transfers (to) from the
   general account of GE
   Life & Annuity:
    Death benefits........      --         --          --        --        --
    Surrenders............    1,103       (551)     (4,629)   (5,322)   (4,916)
    Loans.................    1,168     (1,839)     (1,040)   (1,515)     (635)
    Cost of insurance and
     administrative
     expenses.............    1,205       (151)       (692)     (821)     (941)
  Transfers (to) from the
   Guarantee Account......     (278)       197        (221)      214       105
  Interfund transfers.....   11,242      2,156       8,039   (22,640)      (75)
                            -------    -------     -------   -------   -------
Net increase (decrease) in
 units from capital
 transactions.............   12,058        (65)      1,920   (29,980)   (6,172)
                            -------    -------     -------   -------   -------
Units outstanding at
 December 31, 2000........   83,544     94,244     138,684   107,549    96,714
                            =======    =======     =======   =======   =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 2000


(2) Summary of Significant Accounting Policies -- Continued

                               Variable Insurance        Variable Insurance    Variable Insurance
                                  Products Fund           Products Fund II      Products Fund III
                          ----------------------------- -------------------- -----------------------
                           Equity-                        Asset              Growth &     Growth
                           Income    Growth   Overseas   Manager  Contrafund  Income   Opportunities
                          Portfolio Portfolio Portfolio Portfolio Portfolio  Portfolio   Portfolio
                          --------- --------- --------- --------- ---------- --------- -------------
Units outstanding at
 December 31, 1997......   489,456   310,040   243,467   395,218   385,172     33,181      28,619
                           -------   -------   -------   -------   -------    -------     -------
From capital
 transactions:
 Net premiums...........     4,285     1,424       799        92     7,384      1,845       2,945
 Loan interest..........      (318)     (483)      (64)     (276)     (287)       (31)        (10)
 Transfers (to) from the
  general account of GE
  Life & Annuity:
 Death benefits.........    (1,780)     (685)   (1,283)   (1,619)   (1,038)       --          --
 Surrenders.............    (6,479)  (16,160)   (9,040)  (12,811)     (935)       --          --
 Loans..................   (11,737)  (15,030)   (3,925)   (9,503)   (3,564)      (252)        --
 Cost of insurance and
  administrative
  expenses..............    (4,890)   (3,495)   (1,986)   (3,990)   (3,917)      (609)       (383)
 Transfers (to) from the
  Guarantee Account.....     3,580     2,834      (363)    2,750     3,497      1,097         649
 Interfund transfers....    (5,896)   13,096    12,401     6,154    41,115     28,309      10,821
                           -------   -------   -------   -------   -------    -------     -------
Net increase (decrease)
 in units from capital
 transactions...........   (23,235)  (18,499)   (3,461)  (19,203)   42,255     30,359      14,022
                           -------   -------   -------   -------   -------    -------     -------
Units outstanding at
 December 31, 1998......   466,221   291,541   240,006   376,015   427,427     63,540      42,641
                           -------   -------   -------   -------   -------    -------     -------
From capital
 transactions:
 Net premiums...........       839     3,218       754        84     2,850        837          38
 Loan interest..........      (355)     (326)      (99)     (301)     (344)        (1)         (6)
 Transfers (to) from the
  general account of GE
  Life & Annuity:
 Death benefits.........       --        --       (885)      --       (948)       --          --
 Surrenders.............   (14,522)  (27,627)   (7,933)  (28,550)  (21,891)    (2,372)     (1,140)
 Loans..................    (6,257)   (3,276)   (4,471)   (2,115)   (6,131)      (661)        (64)
 Cost of insurance and
  administrative
  expenses..............    (4,198)   (2,672)   (1,663)   (3,578)   (4,071)    (1,112)       (549)
 Transfers (to) from the
  Guarantee Account.....    (3,506)      112        18     1,395       262        729         --
 Interfund transfers....   (37,767)   (9,026)  (64,727)  (27,162)  (30,229)    27,874      17,414
                           -------   -------   -------   -------   -------    -------     -------
Net increase (decrease)
 in units from capital
 transactions...........   (65,766)  (39,597)  (79,006)  (60,227)  (60,502)    25,294      15,693
                           -------   -------   -------   -------   -------    -------     -------
Units outstanding at
 December 31, 1999......   400,455   251,944   161,000   315,788   366,925     88,834      58,334
                           -------   -------   -------   -------   -------    -------     -------
From capital
 transactions:
 Net premiums...........       207       365       588       287     1,856        --           (1)
 Loan Interest..........      (307)     (401)      (58)     (116)      135         27          (9)
 Transfers (to) from the
  general account of GE
  Life & Annuity:
 Death benefits.........   (17,885)   (2,423)      --    (13,982)   (4,101)       --          --
 Surrenders.............   (13,273)  (13,215)   (6,340)  (23,343)  (10,568)    (2,202)     (2,903)
 Loans..................    (6,629)   (4,629)  (24,519)     (989)   (4,932)    (1,762)     (2,938)
 Cost of insurance and
  administrative
  expenses..............    (3,257)   (2,515)   (1,485)   (2,530)   (3,281)      (648)       (440)
 Transfers (to) from the
  Guarantee Account.....     2,004     1,600        28      (295)      295       (115)        --
 Interfund transfers....   (31,492)   10,862    19,968   (38,809)  (31,537)   (18,589)    (12,186)
                           -------   -------   -------   -------   -------    -------     -------
Net increase (decrease)
 in units from capital
 transactions...........   (70,632)  (10,356)  (11,818)  (79,777)  (52,133)   (23,289)    (18,477)
                           -------   -------   -------   -------   -------    -------     -------
Units outstanding at
 December 31, 2000......   329,823   241,588   149,182   236,011   314,792     65,545      39,857
                           =======   =======   =======   =======   =======    =======     =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 2000


(2) Summary of Significant Accounting Policies -- Continued

                            Federated Insurance                                  PBHG Insurance
                                   Series               Alger American Fund     Series Fund, Inc.
                          --------------------------  ------------------------ -------------------
                                     High                                        PBHG
                          American  Income                Small      LargeCap  Large Cap   PBHG
                          Leaders    Bond    Utility  Capitalization  Growth    Growth   Growth II
                          Fund II   Fund II  Fund II    Portfolio    Portfolio Portfolio Portfolio
                          --------  -------  -------  -------------- --------- --------- ---------
Units outstanding at
 December 31, 1997......   35,856   148,413  23,413      137,751      131,397    2,718     8,640
                          -------   -------  ------      -------      -------   ------    ------
From capital
 transactions:
 Net premiums...........    5,835     1,842   1,248        4,733        3,551       (1)      424
 Loan interest..........      (14)      (27)    (48)         (35)         (66)     --         (7)
 Transfers (to) from the
  general account of GE
  Life & Annuity:
 Death benefits.........      --        --      --        (1,209)      (1,398)     --        --
 Surrenders.............      --        --      --        (6,320)      (3,136)     (82)      --
 Loans..................     (779)     (954) (1,114)       2,007       (4,993)     (18)      --
 Cost of insurance and
  administrative
  expenses..............     (675)     (936)   (330)      (1,753)      (1,998)     (54)     (133)
 Transfers (to) from the
  Guarantee Account.....      971       392     --         2,095        2,530      --      2,947
 Interfund transfers....   20,774   (74,663)  4,692      112,713       45,241     (201)      255
                          -------   -------  ------      -------      -------   ------    ------
Net increase (decrease)
 in units from capital
 transactions...........   26,112   (74,346)  4,448      112,231       39,731     (356)    3,486
                          -------   -------  ------      -------      -------   ------    ------
Units outstanding at
 December 31, 1998......   61,968    74,067  27,861      249,982      171,128    2,362    12,126
                          -------   -------  ------      -------      -------   ------    ------
From capital
 transactions:
 Net premiums...........    3,371     1,529      (1)       3,927        2,689      433       264
 Loan interest..........       (5)      (21)    (31)        (366)        (102)       2       (25)
 Transfers (to) from the
  general account of GE
  Life & Annuity:
 Death benefits.........      --        --      --           --        (1,165)     --        --
 Surrenders.............      --     (2,467)   (751)         --       (12,596)     --        --
 Loans..................     (360)   (6,501) (1,452)         288       (3,825)     (48)   (1,324)
 Cost of insurance and
  administrative
  expenses..............     (740)   (1,180)   (271)      (2,117)      (2,044)    (123)     (643)
 Transfers (to) from the
  Guarantee Account.....      537       --      --           982           22      --        --
 Interfund transfers....  (12,336)      557  (3,563)     (87,931)      59,998    9,061     4,386
                          -------   -------  ------      -------      -------   ------    ------
Net increase (decrease)
 in units from capital
 transactions...........   (9,533)   (8,083) (6,069)     (85,217)      42,977    9,325     2,658
                          -------   -------  ------      -------      -------   ------    ------
Units outstanding at
 December 31, 1999......   52,435    65,984  21,792      164,765      214,105   11,687    14,784
                          -------   -------  ------      -------      -------   ------    ------
From capital
 transactions:
 Net premiums...........    1,384       206       1        1,898          653       72     1,541
 Loan Interest..........       (1)      (58)     25          (61)        (110)     (16)      (64)
 Transfers (to) from the
  general account of GE
  Life & Annuity:
 Death benefits.........      --        --      --           --           --       --        --
 Surrenders.............   (5,337)   (1,024)    518       (2,536)     (13,903)    (504)   (2,315)
 Loans..................     (253)     (435)    566         (522)        (756)    (293)   (7,394)
 Cost of insurance and
  administrative
  expenses..............     (438)     (259)    247       (1,271)      (2,021)    (176)   (1,292)
 Transfers (to) from the
  Guarantee Account.....    1,604       --     (340)         987          104      --      5,183
 Interfund transfers....   (7,958)  (20,113)    (43)      18,674        6,901   14,225    19,084
                          -------   -------  ------      -------      -------   ------    ------
Net increase (decrease)
 in units from capital
 transactions...........  (10,999)  (21,683)    974       17,169       (9,132)  13,308    14,743
                          -------   -------  ------      -------      -------   ------    ------
Units outstanding at
 December 31, 2000......   41,436    44,301  22,766      181,934      204,973   24,995    29,527
                          =======   =======  ======      =======      =======   ======    ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 2000


(2) Summary of Significant Accounting Policies -- Continued

                                                                                                    Janus Aspen Series -
                                                   Janus Aspen Series                                  Service Shares
                      ----------------------------------------------------------------------------- --------------------
                                                                                                     Global
                      Aggressive           Worldwide           Flexible  International   Capital      Life      Global
                        Growth    Growth    Growth   Balanced   Income      Growth     Appreciation Sciences  Technology
                      Portfolio  Portfolio Portfolio Portfolio Portfolio   Portfolio    Portfolio   Portfolio Portfolio
                      ---------- --------- --------- --------- --------- ------------- ------------ --------- ----------
Units outstanding at
 December 31, 1997..   164,512    259,831   440,385   241,520   13,793      130,880          950        --         --
                       -------    -------   -------   -------   ------      -------      -------     ------     ------
From capital
 transactions:
 Net premiums.......     2,149      3,907    11,534     1,293      409        2,672          867        --         --
 Loan interest......      (102)      (332)     (131)     (259)     (25)         (46)         --         --         --
 Transfers (to) from
  the general
  account of GE Life
  & Annuity:
 Death benefits.....       --         --     (2,881)   (1,183)     --          (863)         --         --         --
 Surrenders.........      (470)    (6,229)   (4,378)     (338)  (4,063)      (4,468)         --         --         --
 Loans..............    (1,267)    (9,616)   (4,057)   (4,970)   1,652          334       (2,698)       --         --
 Cost of insurance
  and administrative
  expenses..........    (1,289)    (3,337)   (4,595)   (2,749)    (287)      (1,797)        (597)       --         --
 Transfers (to) from
  the Guarantee
  Account...........       425      1,109      (540)    2,947        7        5,745          --         --         --
 Interfund
  transfers.........   (40,437)    18,470    36,057    25,041   20,985       60,164       48,939        --         --
                       -------    -------   -------   -------   ------      -------      -------     ------     ------
Net increase
 (decrease) in units
 from capital
 transactions.......   (40,991)     3,972    31,009    19,782   18,678       61,741       46,511        --         --
                       -------    -------   -------   -------   ------      -------      -------     ------     ------
Units outstanding at
 December 31, 1998..   123,521    263,803   471,394   261,302   32,471      192,621       47,461        --         --
                       -------    -------   -------   -------   ------      -------      -------     ------     ------
From capital
 transactions:
 Net premiums.......       951      3,045   (14,576)    1,734      727        1,178        3,576        --         --
 Loan interest......      (122)      (294)      445      (319)      (3)         123          (56)       --         --
 Transfers (to) from
  the general
  account of GE Life
  & Annuity:
 Death benefits.....       --        (856)    1,883    (1,042)     --           --           --         --         --
 Surrenders.........    (4,770)   (12,134)   24,665   (16,600)     --          (810)      (2,035)       --         --
 Loans..............    (3,253)    (4,155)    6,992   (14,729)     190         (445)        (389)       --         --
 Cost of insurance
  and administrative
  expenses..........    (1,672)    (2,652)   10,281    (2,424)    (310)      (1,582)      (1,386)       --         --
 Transfers (to) from
  the Guarantee
  Account...........       --         130    (2,893)      629      --           --           --         --         --
 Interfund
  transfers.........    96,474     46,586   (21,666)   56,360   (6,244)     (56,821)      66,036        --         --
                       -------    -------   -------   -------   ------      -------      -------     ------     ------
Net increase
 (decrease) in units
 from capital
 transactions.......    87,608     29,670     5,131    23,609   (5,640)     (58,357)      65,746        --         --
                       -------    -------   -------   -------   ------      -------      -------     ------     ------
Units outstanding at
 December 31, 1999..   211,129    293,473   476,525   284,911   26,831      134,264      113,207        --         --
                       -------    -------   -------   -------   ------      -------      -------     ------     ------
From capital
 transactions:
 Net premiums.......       649      1,523     2,414     2,820        1          319        1,647        --          (1)
 Loan Interest......       122       (257)     (212)     (952)      35          (55)         (67)       --         (51)
 Transfers (to) from
  the general
  account of GE Life
  & Annuity:
 Death benefits.....       --      (3,775)   (3,997)  (17,853)     --           --           --         --         --
 Surrenders.........    (3,710)    (6,419)   (9,760)   (1,778)  (3,054)      (8,721)      (2,947)       --         --
 Loans..............    (4,904)    (2,835)  (17,664)   (4,046)       8      (13,504)      (4,407)       (67)       (46)
 Cost of insurance
  and administrative
  expenses..........    (1,678)    (2,236)   (4,060)   (3,700)    (186)        (847)      (1,301)       (68)       (70)
 Transfers (to) from
  the Guarantee
  Account...........     2,242      1,776     1,740     3,118      --           --         1,207        --         --
 Interfund
  transfers.........   (33,626)    17,340    10,650    28,800   (5,918)      14,577       (6,463)    13,639     25,421
                       -------    -------   -------   -------   ------      -------      -------     ------     ------
Net increase
 (decrease) in units
 from capital
 transactions.......   (40,905)     5,117   (20,889)    6,409   (9,114)      (8,231)     (12,331)    13,504     25,253
                       -------    -------   -------   -------   ------      -------      -------     ------     ------
Units outstanding at
 December 31, 2000..   170,224    298,590   455,636   291,320   17,717      126,033      100,876     13,504     25,253
                       =======    =======   =======   =======   ======      =======      =======     ======     ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 2000


(2) Summary of Significant Accounting Policies -- Continued

                                     Goldman Sachs
                                        Variable
                                       Insurance      Salomon Brothers Variable
                                         Trust             Series Fund Inc.
                                     ---------------  --------------------------
                                     Growth
                                      and    Mid Cap                      Total
                                     Income   Value   Strategic Investors Return
                                      Fund    Fund    Bond Fund   Fund     Fund
                                     ------  -------  --------- --------- ------
Units outstanding at December 31,
 1997...............................    --      --         --       --     --
                                     ------  ------    -------   ------    ---
From capital transactions:
  Net premiums......................    --      --         --       --     --
  Loan interest.....................    --      --         --       --     --
  Transfers (to) from the general
   account of GE Life & Annuity:
    Death benefits..................    --      --         --       --     --
    Surrenders......................    --      --         --       --     --
    Loans...........................    --      --         --       --     --
    Cost of insurance and
     administrative expenses........    --      (33)       --       --     --
    Transfers (to) from the
     Guarantee Account..............    --      --         --       --     --
  Interfund transfers...............    598   9,410        --       --     --
                                     ------  ------    -------   ------    ---
Net increase (decrease) in units
 from capital transactions..........    598   9,377        --       --     --
                                     ------  ------    -------   ------    ---
Units outstanding at December 31,
 1998...............................    598   9,377        --       --     --
                                     ------  ------    -------   ------    ---
From capital transactions:
  Net premiums......................    131   2,015        --       --     --
  Loan interest.....................     (9)    256         19      --     --
  Transfers (to) from the general
   account of GE Life & Annuity:
    Death benefits..................    --      --         --       --     --
    Surrenders......................    --      --         --       --     --
    Loans...........................    --      --         940      --     (12)
    Cost of insurance and
     administrative expenses........    (52)   (803)      (203)     --      (6)
    Transfers (to) from the
     Guarantee Account..............    --    6,364        --       --     --
  Interfund transfers...............  6,777  11,931      9,347      --     624
                                     ------  ------    -------   ------    ---
Net increase (decrease) in units
 from capital transactions..........  6,847  19,763     10,103      --     606
                                     ------  ------    -------   ------    ---
Units outstanding at December 31,
 1999...............................  7,445  29,140     10,103      --     606
                                     ------  ------    -------   ------    ---
From capital transactions:
  Net premiums......................    --      202        --       --      (1)
  Loan Interest.....................    --       (7)        17      --      (2)
  Transfers (to) from the general
   account of GE Life & Annuity:
    Death benefits..................    --      --         --       --     --
    Surrenders......................    --      --         --       --     --
    Loans...........................    --     (156)       --      (136)   --
    Cost of insurance and
     administrative expenses........    (54)   (370)        (3)     (69)   (14)
    Transfers (to) from the
     Guarantee Account..............    --      --         --       --     --
  Interfund transfers............... (2,701) 31,901    (10,117)  14,374    248
                                     ------  ------    -------   ------    ---
Net increase (decrease) in units
 from capital transactions.......... (2,755) 31,570    (10,103)  14,169    231
                                     ------  ------    -------   ------    ---
Units outstanding at December 31,
 2000...............................  4,690  60,710        --    14,169    837
                                     ======  ======    =======   ======    ===

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 2000


(2) Summary of Significant Accounting Policies -- Continued

 (d) Federal Income Taxes

  The Account is not taxed separately because the operations of the Account are part of the total operations of GE Life & Annuity. GE Life & Annuity is taxed as a life insurance company under the Internal Revenue Code (the Code). GE Life & Annuity is included in the General Electric Capital Assurance Company consolidated federal income tax return. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

 (e) Use of Estimates

  Financial statements prepared in conformity with accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

(3) Related Party Transactions

  The premiums transferred from GE Life & Annuity to the Account represent gross premiums recorded by GE Life & Annuity on its variable life insurance policies. During the first ten years following a premium payment, a charge is deducted monthly at an effective annual rate of .50% of the premium payment from the policy cash value to cover distribution expenses and premiums taxes. If a policy is surrendered or lapses during the first nine years for Type I policies and six years for Type II policies, a charge is made by GE Life & Annuity to cover the expenses of issuing the policy. Subject to certain limitations, the charge for Type I Policies generally equals 6% of the premium withdrawn in the first four years, and this charge decreases 1% per year for every year thereafter. For Type II policies, the charge equals 6% of the premium withdrawn in the first year, and this charge decreases 0.5% per year for the next three years and 1.0% per year for the last two years. A charge equal to the lesser of $25 or 2% of the amount paid on a partial surrender will be made to compensate GE Life & Annuity for the costs incurred in connection with partial surrenders for both Type I and Type II policies.

  A charge based on the policy specified amount of insurance, death benefit option, cash values, duration, the insured's sex, issue age and risk class is deducted from the policy cash values each month to compensate GE Life & Annuity for the cost of insurance. In addition, GE Life & Annuity charges the Account for the mortality and expense (M&E) risk that GE Life & Annuity assumes and for certain administrative expenses. The M&E and administrative expense charges are assessed through the daily unit value calculation equal to effective annual rates of 0.90% and 0.40%, respectively, for Type I policies and 0.70% and 0.40%, respectively, for Type II policies.

  Capital Brokerage Corporation, an affiliate of GE Life & Annuity, is a Washington Corporation registered with the Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Capital Brokerage Corporation serves as principal underwriter for variable life insurance policies and variable annuities issued by GE Life & Annuity.

   GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company. GE Investment Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .35% for the S&P 500 Index Fund, .50% for the Money Market, Income, and Total Return Funds, 1.00% for the International Equity Fund, .85% for the Real Estate Securities Fund,
 .60% for the Global Income Fund, .55% for the U.S. Equity Fund, and .65% for the Mid-Cap Value Equity and Premier Growth Equity Funds.

  Certain officers and directors of GE Life & Annuity are also officers and directors of Capital Brokerage Corporation.